Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000232397
Shareholder Report [Line Items]
Fund Name	WisdomTree Artificial Intelligence and Innovation Fund
Trading Symbol	WTAI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Artificial Intelligence and Innovation Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Artificial Intelligence and Innovation Fund	$67	0.45%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Artificial Intelligence and Innovation Fund $19,153	S&P 500® Equal Weight Index $14,538	S&P 500® Information Technology Index $23,126	WisdomTree Artificial Intelligence & Innovation Index $19,417
12/09/21	$10,000	$10,000	$10,000	$10,000
12/31/21	$9,746	$10,211	$10,054	$9,743
01/31/22	$8,525	$9,767	$9,362	$8,523
02/28/22	$8,152	$9,683	$8,903	$8,148
03/31/22	$7,986	$9,933	$9,214	$7,991
04/30/22	$6,816	$9,297	$8,174	$6,819
05/31/22	$6,844	$9,390	$8,105	$6,847
06/30/22	$5,964	$8,507	$7,349	$5,965
07/31/22	$6,689	$9,247	$8,344	$6,693
08/31/22	$6,451	$8,923	$7,833	$6,456
09/30/22	$5,619	$8,099	$6,893	$5,624
10/31/22	$5,623	$8,893	$7,432	$5,632
11/30/22	$6,166	$9,488	$7,880	$6,177
12/31/22	$5,611	$9,042	$7,220	$5,620
01/31/23	$6,533	$9,710	$7,893	$6,544
02/28/23	$6,628	$9,390	$7,928	$6,637
03/31/23	$6,942	$9,307	$8,795	$6,955
04/30/23	$6,318	$9,338	$8,835	$6,329
05/31/23	$7,252	$8,985	$9,671	$7,261
06/30/23	$7,558	$9,678	$10,308	$7,572
07/31/23	$8,039	$10,012	$10,584	$8,056
08/31/23	$7,371	$9,696	$10,444	$7,389
09/30/23	$6,922	$9,204	$9,726	$6,939
10/31/23	$6,342	$8,829	$9,724	$6,356
11/30/23	$7,431	$9,635	$10,975	$7,456
12/31/23	$8,230	$10,296	$11,396	$8,266
01/31/24	$7,979	$10,211	$11,846	$8,013
02/29/24	$8,437	$10,637	$12,593	$8,470
03/31/24	$8,262	$11,111	$12,841	$8,314
04/30/24	$7,700	$10,570	$12,144	$7,733
05/31/24	$7,828	$10,868	$13,368	$7,861
06/30/24	$8,326	$10,819	$14,614	$8,361
07/31/24	$7,951	$11,304	$14,309	$7,990
08/31/24	$7,871	$11,586	$14,489	$7,909
09/30/24	$7,959	$11,857	$14,849	$7,999
10/31/24	$7,995	$11,664	$14,705	$8,038
11/30/24	$8,728	$12,413	$15,390	$8,778
12/31/24	$8,768	$11,636	$15,568	$8,818
01/31/25	$9,295	$12,043	$15,115	$9,355
02/28/25	$8,612	$11,970	$14,915	$8,670
03/31/25	$7,595	$11,565	$13,598	$7,643
04/30/25	$7,858	$11,300	$13,818	$7,917
05/31/25	$8,808	$11,792	$15,323	$8,878
06/30/25	$9,786	$12,197	$16,821	$9,866
07/31/25	$10,165	$12,315	$17,694	$10,254
08/31/25	$10,308	$12,647	$17,754	$10,401
09/30/25	$11,402	$12,787	$19,041	$11,508
10/31/25	$12,755	$12,666	$20,227	$12,877
11/30/25	$11,753	$12,907	$19,359	$11,871
12/31/25	$11,854	$12,965	$19,310	$11,974
01/31/26	$12,337	$13,405	$18,989	$12,468
02/28/26	$12,240	$13,881	$18,246	$12,373
03/31/26	$11,321	$13,052	$17,547	$11,451
04/30/26	$14,352	$13,831	$20,613	$14,524
05/31/26	$17,943	$14,201	$23,909	$18,186
06/30/26	$19,153	$14,538	$23,126	$19,417

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 12/9/21
Fund NAV Returns	95.73%	15.32%
S&P 500® Equal Weight Index	19.20%	8.55%
S&P 500® Information Technology Index	37.48%	20.18%
WisdomTree Artificial Intelligence & Innovation Index	96.80%	15.66%

AssetsNet	$ 664,773,925
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,858,039
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$664,773,925 # of Portfolio Holdings58 Portfolio Turnover Rate85% Investment Advisory Fees Paid, Net$1,858,039
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	77.7%
Industrials	10.0%
Communication Services	8.1%
Consumer Discretionary	4.2%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Micron Technology, Inc.	5.2%
Samsung Electronics Co. Ltd.	4.4%
Sandisk Corp.	4.0%
Kioxia Holdings Corp.	4.0%
NVIDIA Corp.	3.7%
SK Square Co. Ltd.	3.4%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Palo Alto Networks, Inc.	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000227588
Shareholder Report [Line Items]
Fund Name	WisdomTree BioRevolution Fund
Trading Symbol	WDNA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree BioRevolution Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree BioRevolution Fund	$58	0.45%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree BioRevolution Fund $8,768	S&P 500® Equal Weight Index $15,432	S&P 500® Health Care Index $14,311	S&P Biotechnology Select Industry Index $12,618	WisdomTree BioRevolution Index $8,796
06/03/21	$10,000	$10,000	$10,000	$10,000	$10,000
06/30/21	$10,647	$9,965	$10,428	$10,648	$10,652
07/31/21	$10,340	$10,093	$10,939	$9,701	$10,348
08/31/21	$10,875	$10,334	$11,198	$10,449	$10,886
09/30/21	$10,176	$9,943	$10,577	$9,882	$10,186
10/31/21	$10,188	$10,472	$11,123	$9,807	$10,203
11/30/21	$9,553	$10,206	$10,790	$9,142	$9,576
12/31/21	$9,442	$10,838	$11,759	$8,800	$9,462
01/31/22	$8,099	$10,367	$10,965	$7,368	$8,120
02/28/22	$7,891	$10,279	$10,853	$7,075	$7,911
03/31/22	$8,071	$10,544	$11,456	$7,080	$8,092
04/30/22	$7,207	$9,868	$10,917	$5,808	$7,228
05/31/22	$7,087	$9,967	$11,074	$5,416	$7,106
06/30/22	$6,943	$9,030	$10,779	$5,842	$6,962
07/31/22	$7,559	$9,815	$11,137	$6,382	$7,573
08/31/22	$7,315	$9,472	$10,493	$6,592	$7,334
09/30/22	$6,731	$8,597	$10,221	$6,249	$6,749
10/31/22	$7,191	$9,440	$11,214	$6,469	$7,213
11/30/22	$7,435	$10,072	$11,754	$6,598	$7,459
12/31/22	$6,981	$9,598	$11,529	$6,545	$7,006
01/31/23	$7,334	$10,307	$11,314	$6,986	$7,364
02/28/23	$6,901	$9,967	$10,793	$6,499	$6,923
03/31/23	$6,889	$9,879	$11,033	$5,976	$6,905
04/30/23	$6,853	$9,912	$11,372	$6,300	$6,873
05/31/23	$6,824	$9,537	$10,884	$6,616	$6,838
06/30/23	$6,985	$10,273	$11,358	$6,550	$6,996
07/31/23	$7,378	$10,628	$11,474	$6,633	$7,390
08/31/23	$6,668	$10,293	$11,395	$6,245	$6,675
09/30/23	$6,070	$9,770	$11,057	$5,773	$6,074
10/31/23	$5,476	$9,372	$10,702	$5,229	$5,479
11/30/23	$6,098	$10,228	$11,281	$5,965	$6,102
12/31/23	$6,822	$10,929	$11,766	$7,053	$6,822
01/31/24	$6,426	$10,839	$12,121	$6,912	$6,426
02/29/24	$7,057	$11,291	$12,511	$7,772	$7,056
03/31/24	$6,940	$11,794	$12,808	$7,510	$6,938
04/30/24	$6,223	$11,220	$12,157	$6,680	$6,220
05/31/24	$6,438	$11,536	$12,447	$7,032	$6,437
06/30/24	$6,381	$11,484	$12,685	$7,332	$6,379
07/31/24	$6,855	$11,999	$13,021	$7,833	$6,852
08/31/24	$6,847	$12,299	$13,686	$8,018	$6,841
09/30/24	$6,697	$12,586	$13,455	$7,827	$6,693
10/31/24	$6,292	$12,382	$12,833	$7,680	$6,289
11/30/24	$6,503	$13,177	$12,870	$7,887	$6,502
12/31/24	$5,857	$12,351	$12,070	$7,136	$5,859
01/31/25	$6,159	$12,784	$12,889	$7,341	$6,159
02/28/25	$5,719	$12,706	$13,081	$7,030	$5,720
03/31/25	$5,221	$12,276	$12,859	$6,426	$5,219
04/30/25	$5,372	$11,995	$12,383	$6,579	$5,368
05/31/25	$4,993	$12,517	$11,696	$6,277	$4,989
06/30/25	$5,486	$12,947	$11,936	$6,572	$5,487
07/31/25	$5,629	$13,073	$11,547	$6,789	$5,632
08/31/25	$5,821	$13,425	$12,168	$7,124	$5,824
09/30/25	$6,514	$13,574	$12,385	$7,947	$6,516
10/31/25	$7,003	$13,445	$12,829	$8,950	$7,011
11/30/25	$7,105	$13,701	$14,023	$9,764	$7,110
12/31/25	$7,201	$13,762	$13,832	$9,704	$7,211
01/31/26	$7,665	$14,229	$13,829	$9,927	$7,678
02/28/26	$7,818	$14,734	$14,318	$10,141	$7,832
03/31/26	$7,414	$13,854	$13,157	$10,165	$7,429
04/30/26	$7,567	$14,681	$13,098	$10,456	$7,588
05/31/26	$7,814	$15,074	$13,422	$10,892	$7,833
06/30/26	$8,768	$15,432	$14,311	$12,618	$8,796

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 6/3/21
Fund NAV Returns	59.81%	-3.81%	-2.56%
S&P 500® Equal Weight Index	19.20%	9.14%	8.92%
S&P 500® Health Care Index	19.90%	6.54%	7.31%
S&P Biotechnology Select Industry Index	92.00%	3.45%	4.69%
WisdomTree BioRevolution Index	60.30%	-3.76%	-2.49%

AssetsNet	$ 2,677,260
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 10,742
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,677,260 # of Portfolio Holdings81 Portfolio Turnover Rate44% Investment Advisory Fees Paid, Net$10,742
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	89.9%
Materials	5.0%
Consumer Staples	3.7%
Energy	1.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Twist Bioscience Corp.	5.9%
Moderna, Inc.	4.1%
Eli Lilly & Co.	4.1%
Johnson & Johnson	3.0%
United Therapeutics Corp.	2.5%
Natera, Inc.	2.3%
Tempus AI, Inc., Class A	2.3%
Immunome, Inc.	2.3%
Structure Therapeutics, Inc., ADR	2.1%
Stoke Therapeutics, Inc.	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000214236
Shareholder Report [Line Items]
Fund Name	WisdomTree Cloud Computing Fund
Trading Symbol	WCLD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Cloud Computing Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cloud Computing Fund	$42	0.45%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Cloud Computing Fund $12,789	S&P 500® Equal Weight Index $22,615	BVP NASDAQ Emerging Cloud Index $13,147	S&P 500® Growth Index $32,197	S&P 500® Information Technology Index $50,490
09/06/19	$10,000	$10,000	$10,000	$10,000	$10,000
09/30/19	$9,401	$10,091	$9,407	$9,869	$9,912
10/31/19	$9,557	$10,220	$9,565	$10,041	$10,298
11/30/19	$10,575	$10,565	$10,594	$10,385	$10,852
12/31/19	$10,200	$10,859	$10,225	$10,690	$11,340
01/31/20	$11,153	$10,661	$11,185	$10,932	$11,789
02/29/20	$10,886	$9,704	$10,919	$10,151	$10,931
03/31/20	$9,489	$7,960	$9,509	$9,139	$9,987
04/30/20	$11,269	$9,110	$11,295	$10,460	$11,365
05/31/20	$14,054	$9,539	$14,094	$11,082	$12,167
06/30/20	$15,547	$9,689	$15,593	$11,537	$13,035
07/31/20	$16,700	$10,158	$16,755	$12,344	$13,768
08/31/20	$17,829	$10,612	$17,898	$13,525	$15,421
09/30/20	$17,043	$10,343	$17,102	$12,893	$14,594
10/31/20	$16,752	$10,280	$16,819	$12,496	$13,849
11/30/20	$19,533	$11,750	$19,619	$13,708	$15,432
12/31/20	$21,361	$12,252	$21,468	$14,267	$16,317
01/31/21	$21,457	$12,153	$21,574	$14,195	$16,167
02/28/21	$21,269	$12,892	$21,378	$14,195	$16,362
03/31/21	$19,190	$13,660	$19,316	$14,570	$16,639
04/30/21	$20,463	$14,307	$20,603	$15,571	$17,515
05/31/21	$19,753	$14,582	$19,896	$15,432	$17,356
06/30/21	$22,302	$14,603	$22,471	$16,309	$18,562
07/31/21	$22,897	$14,791	$23,066	$16,927	$19,279
08/31/21	$24,318	$15,144	$24,483	$17,635	$19,966
09/30/21	$22,973	$14,570	$23,145	$16,614	$18,811
10/31/21	$24,972	$15,346	$25,167	$18,122	$20,348
11/30/21	$22,454	$14,956	$22,640	$18,380	$21,233
12/31/21	$20,698	$15,883	$20,879	$18,835	$21,951
01/31/22	$17,837	$15,192	$17,997	$17,258	$20,440
02/28/22	$16,744	$15,062	$16,904	$16,482	$19,438
03/31/22	$16,309	$15,451	$16,468	$17,216	$20,117
04/30/22	$13,703	$14,461	$13,838	$15,068	$17,847
05/31/22	$12,083	$14,606	$12,206	$14,863	$17,695
06/30/22	$11,185	$13,233	$11,305	$13,633	$16,045
07/31/22	$11,776	$14,384	$11,908	$15,381	$18,217
08/31/22	$11,808	$13,880	$11,944	$14,560	$17,102
09/30/22	$10,654	$12,598	$10,778	$13,107	$15,049
10/31/22	$10,990	$13,833	$11,120	$13,696	$16,225
11/30/22	$10,255	$14,759	$10,380	$14,393	$17,203
12/31/22	$9,996	$14,065	$10,121	$13,296	$15,762
01/31/23	$11,453	$15,104	$11,599	$14,044	$17,231
02/28/23	$11,325	$14,606	$11,476	$13,772	$17,309
03/31/23	$11,848	$14,477	$12,006	$14,577	$19,201
04/30/23	$10,634	$14,526	$10,781	$14,785	$19,289
05/31/23	$12,159	$13,976	$12,328	$15,155	$21,114
06/30/23	$12,662	$15,054	$12,839	$16,121	$22,505
07/31/23	$13,759	$15,574	$13,957	$16,612	$23,108
08/31/23	$12,741	$15,083	$12,928	$16,509	$22,802
09/30/23	$11,832	$14,317	$12,011	$15,704	$21,234
10/31/23	$10,910	$13,733	$11,076	$15,326	$21,230
11/30/23	$12,514	$14,988	$12,710	$16,670	$23,962
12/31/23	$13,955	$16,016	$14,180	$17,290	$24,880
01/31/24	$13,819	$15,884	$14,048	$17,790	$25,862
02/29/24	$14,270	$16,545	$14,518	$19,088	$27,494
03/31/24	$13,915	$17,283	$14,164	$19,494	$28,036
04/30/24	$12,761	$16,442	$12,993	$18,733	$26,514
05/31/24	$12,163	$16,906	$12,387	$19,970	$29,186
06/30/24	$12,614	$16,829	$12,850	$21,364	$31,906
07/31/24	$12,602	$17,584	$12,845	$21,085	$31,241
08/31/24	$12,670	$18,023	$12,917	$21,547	$31,633
09/30/24	$12,765	$18,444	$13,019	$22,159	$32,420
10/31/24	$13,236	$18,144	$13,505	$22,019	$32,106
11/30/24	$15,734	$19,309	$16,066	$23,327	$33,599
12/31/24	$14,968	$18,099	$15,286	$23,527	$33,988
01/31/25	$16,205	$18,733	$16,558	$24,158	$33,001
02/28/25	$14,597	$18,619	$14,917	$23,455	$32,563
03/31/25	$12,929	$17,989	$13,215	$21,533	$29,687
04/30/25	$13,176	$17,578	$13,474	$22,014	$30,169
05/31/25	$14,306	$18,342	$14,631	$24,085	$33,455
06/30/25	$14,425	$18,972	$14,761	$25,611	$36,724
07/31/25	$13,970	$19,157	$14,299	$26,489	$38,630
08/31/25	$14,278	$19,673	$14,622	$26,708	$38,761
09/30/25	$14,030	$19,891	$14,372	$28,122	$41,570
10/31/25	$14,286	$19,702	$14,641	$29,064	$44,161
11/30/25	$13,524	$20,077	$13,864	$28,794	$42,266
12/31/25	$13,974	$20,167	$14,333	$28,744	$42,160
01/31/26	$12,023	$20,851	$12,336	$28,900	$41,458
02/28/26	$10,878	$21,591	$11,168	$27,906	$39,836
03/31/26	$10,898	$20,302	$11,191	$26,414	$38,310
04/30/26	$10,810	$21,514	$11,106	$30,321	$45,003
05/31/26	$13,148	$22,090	$13,511	$32,773	$52,200
06/30/26	$12,789	$22,615	$13,147	$32,197	$50,490

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 9/6/19
Fund NAV Returns	-11.34%	-10.53%	3.68%
S&P 500® Equal Weight Index	19.20%	9.14%	12.71%
BVP NASDAQ Emerging Cloud Index	-10.93%	-10.17%	4.09%
S&P 500® Growth Index	25.71%	14.57%	18.70%
S&P 500® Information Technology Index	37.48%	22.16%	26.80%

AssetsNet	$ 238,807,545
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,273,374
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$238,807,545 # of Portfolio Holdings65 Portfolio Turnover Rate43% Investment Advisory Fees Paid, Net$1,273,374
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	94.5%
Industrials	2.8%
Financials	1.4%
Health Care	1.3%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
DigitalOcean Holdings, Inc.	3.3%
JFrog Ltd.	3.2%
Palo Alto Networks, Inc.	3.0%
Datadog, Inc., Class A	3.0%
Crowdstrike Holdings, Inc., Class A	2.6%
Tenable Holdings, Inc.	2.5%
Okta, Inc.	2.4%
Twilio, Inc., Class A	2.4%
Rubrik, Inc., Class A	2.1%
Qualys, Inc.	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000224004
Shareholder Report [Line Items]
Fund Name	WisdomTree Cybersecurity Fund
Trading Symbol	WCBR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Cybersecurity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cybersecurity Fund	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Cybersecurity Fund $15,073	S&P 500® Equal Weight Index $18,460	S&P 500® Growth Index $22,372	S&P 500® Information Technology Index $30,622	WisdomTree Team8 Cybersecurity Index $15,287
01/28/21	$10,000	$10,000	$10,000	$10,000	$10,000
01/31/21	$10,046	$9,921	$9,863	$9,806	$10,048
02/28/21	$9,293	$10,524	$9,863	$9,924	$9,302
03/31/21	$8,730	$11,151	$10,124	$10,092	$8,741
04/30/21	$9,371	$11,679	$10,820	$10,623	$9,387
05/31/21	$9,338	$11,903	$10,723	$10,526	$9,358
06/30/21	$10,108	$11,920	$11,332	$11,258	$10,135
07/31/21	$10,592	$12,074	$11,762	$11,693	$10,622
08/31/21	$11,456	$12,362	$12,253	$12,110	$11,501
09/30/21	$10,645	$11,894	$11,544	$11,409	$10,696
10/31/21	$12,114	$12,527	$12,592	$12,341	$12,176
11/30/21	$11,134	$12,208	$12,771	$12,878	$11,194
12/31/21	$10,840	$12,965	$13,087	$13,313	$10,901
01/31/22	$9,394	$12,401	$11,992	$12,397	$9,440
02/28/22	$9,772	$12,295	$11,453	$11,789	$9,836
03/31/22	$10,258	$12,613	$11,963	$12,201	$10,323
04/30/22	$9,253	$11,805	$10,470	$10,824	$9,315
05/31/22	$7,903	$11,923	$10,328	$10,732	$7,953
06/30/22	$7,400	$10,802	$9,473	$9,731	$7,447
07/31/22	$7,724	$11,741	$10,688	$11,049	$7,777
08/31/22	$8,065	$11,330	$10,117	$10,373	$8,123
09/30/22	$7,051	$10,284	$9,107	$9,127	$7,093
10/31/22	$7,246	$11,292	$9,516	$9,841	$7,296
11/30/22	$6,640	$12,048	$10,001	$10,434	$6,654
12/31/22	$6,334	$11,481	$9,239	$9,560	$6,350
01/31/23	$6,941	$12,330	$9,758	$10,451	$6,962
02/28/23	$7,311	$11,923	$9,569	$10,498	$7,335
03/31/23	$7,647	$11,818	$10,129	$11,646	$7,675
04/30/23	$6,990	$11,857	$10,273	$11,699	$7,015
05/31/23	$8,283	$11,408	$10,530	$12,806	$8,318
06/30/23	$8,042	$12,289	$11,202	$13,649	$8,079
07/31/23	$8,620	$12,713	$11,543	$14,015	$8,662
08/31/23	$8,620	$12,312	$11,471	$13,829	$8,665
09/30/23	$8,491	$11,687	$10,912	$12,879	$8,541
10/31/23	$8,088	$11,210	$10,649	$12,876	$8,137
11/30/23	$9,459	$12,235	$11,583	$14,533	$9,521
12/31/23	$10,540	$13,074	$12,014	$15,090	$10,575
01/31/24	$10,827	$12,966	$12,361	$15,686	$10,867
02/29/24	$11,317	$13,506	$13,263	$16,675	$11,408
03/31/24	$10,656	$14,108	$13,545	$17,004	$10,751
04/30/24	$10,295	$13,422	$13,016	$16,081	$10,374
05/31/24	$9,621	$13,800	$13,876	$17,702	$9,702
06/30/24	$10,432	$13,738	$14,844	$19,351	$10,521
07/31/24	$10,452	$14,354	$14,651	$18,948	$10,547
08/31/24	$10,590	$14,712	$14,972	$19,185	$10,691
09/30/24	$10,581	$15,056	$15,397	$19,663	$10,684
10/31/24	$10,748	$14,811	$15,300	$19,472	$10,855
11/30/24	$12,073	$15,762	$16,209	$20,378	$12,199
12/31/24	$11,785	$14,775	$16,347	$20,614	$11,906
01/31/25	$12,891	$15,292	$16,786	$20,015	$13,031
02/28/25	$12,292	$15,199	$16,298	$19,749	$12,428
03/31/25	$11,282	$14,685	$14,962	$18,005	$11,412
04/30/25	$11,681	$14,349	$15,296	$18,298	$11,818
05/31/25	$12,662	$14,973	$16,735	$20,290	$12,815
06/30/25	$13,244	$15,487	$17,796	$22,274	$13,408
07/31/25	$12,870	$15,638	$18,405	$23,429	$13,034
08/31/25	$12,795	$16,059	$18,558	$23,509	$12,960
09/30/25	$13,045	$16,237	$19,541	$25,213	$13,262
10/31/25	$13,074	$16,083	$20,195	$26,784	$13,290
11/30/25	$12,097	$16,389	$20,008	$25,635	$12,289
12/31/25	$11,581	$16,463	$19,973	$25,570	$11,751
01/31/26	$10,933	$17,021	$20,081	$25,144	$11,089
02/28/26	$10,085	$17,625	$19,390	$24,161	$10,224
03/31/26	$10,347	$16,573	$18,354	$23,235	$10,490
04/30/26	$10,754	$17,562	$21,068	$27,295	$10,903
05/31/26	$14,425	$18,032	$22,772	$31,659	$14,626
06/30/26	$15,073	$18,460	$22,372	$30,622	$15,287

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 1/28/21
Fund NAV Returns	13.81%	8.32%	7.86%
S&P 500® Equal Weight Index	19.20%	9.14%	11.96%
S&P 500® Growth Index	25.71%	14.57%	16.00%
S&P 500® Information Technology Index	37.48%	22.16%	22.91%
WisdomTree Team8 Cybersecurity Index	14.02%	8.57%	8.14%

AssetsNet	$ 102,970,376
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 494,940
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$102,970,376 # of Portfolio Holdings26 Portfolio Turnover Rate33% Investment Advisory Fees Paid, Net$494,940
Holdings [Text Block]

Country Breakdown (% of Net Assets)

Table Summary
United States	91.8%
Japan	5.0%
Israel	2.8%
South Korea	0.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Crowdstrike Holdings, Inc., Class A	7.7%
Datadog, Inc., Class A	6.9%
Palo Alto Networks, Inc.	6.8%
Tenable Holdings, Inc.	6.1%
Fortinet, Inc.	6.1%
Okta, Inc.	5.8%
SentinelOne, Inc., Class A	5.5%
Rubrik, Inc., Class A	4.9%
CommVault Systems, Inc.	4.4%
Varonis Systems, Inc.	4.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000164637
Shareholder Report [Line Items]
Fund Name	WisdomTree Dynamic International Equity Fund
Trading Symbol	DDWM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Dynamic International Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic International Equity Fund	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Dynamic International Equity Fund $27,679	MSCI EAFE Local Currency Index $27,468	MSCI EAFE Index $25,146	MSCI EAFE Value Index $27,016	WisdomTree Dynamic International Equity Index $28,264
06/30/16	$10,000	$10,000	$10,000	$10,000	$10,000
07/31/16	$10,474	$10,475	$10,507	$10,526	$10,469
08/31/16	$10,602	$10,573	$10,514	$10,696	$10,574
09/30/16	$10,674	$10,604	$10,643	$10,799	$10,671
10/31/16	$10,720	$10,730	$10,426	$10,824	$10,724
11/30/16	$10,703	$10,862	$10,218	$10,758	$10,713
12/31/16	$11,214	$11,353	$10,567	$11,250	$11,223
01/31/17	$11,290	$11,364	$10,874	$11,527	$11,289
02/28/17	$11,498	$11,608	$11,030	$11,606	$11,504
03/31/17	$11,793	$11,888	$11,333	$11,931	$11,816
04/30/17	$11,968	$12,054	$11,622	$12,181	$11,977
05/31/17	$12,284	$12,306	$12,048	$12,463	$12,294
06/30/17	$12,225	$12,210	$12,027	$12,501	$12,229
07/31/17	$12,506	$12,293	$12,374	$12,919	$12,520
08/31/17	$12,519	$12,288	$12,369	$12,838	$12,533
09/30/17	$12,844	$12,620	$12,677	$13,234	$12,862
10/31/17	$13,082	$12,995	$12,869	$13,337	$13,086
11/30/17	$13,108	$12,928	$13,004	$13,456	$13,118
12/31/17	$13,291	$13,083	$13,213	$13,662	$13,295
01/31/18	$13,652	$13,240	$13,876	$14,400	$13,662
02/28/18	$13,073	$12,808	$13,249	$13,716	$13,092
03/31/18	$12,833	$12,523	$13,011	$13,385	$12,882
04/30/18	$13,334	$13,086	$13,308	$13,798	$13,353
05/31/18	$13,029	$12,998	$13,009	$13,200	$13,048
06/30/18	$12,968	$12,957	$12,850	$13,032	$12,995
07/31/18	$13,358	$13,299	$13,166	$13,406	$13,370
08/31/18	$13,098	$13,075	$12,912	$12,919	$13,088
09/30/18	$13,303	$13,263	$13,024	$13,186	$13,303
10/31/18	$12,507	$12,396	$11,987	$12,310	$12,509
11/30/18	$12,480	$12,369	$11,972	$12,242	$12,521
12/31/18	$11,822	$11,645	$11,391	$11,643	$11,862
01/31/19	$12,502	$12,281	$12,139	$12,423	$12,539
02/28/19	$12,856	$12,707	$12,449	$12,629	$12,905
03/31/19	$12,994	$12,878	$12,527	$12,565	$13,039
04/30/19	$13,355	$13,313	$12,880	$12,858	$13,406
05/31/19	$12,789	$12,696	$12,261	$12,113	$12,821
06/30/19	$13,367	$13,238	$12,988	$12,759	$13,410
07/31/19	$13,325	$13,332	$12,824	$12,472	$13,371
08/31/19	$12,940	$13,010	$12,491	$11,960	$13,001
09/30/19	$13,446	$13,470	$12,849	$12,537	$13,517
10/31/19	$13,735	$13,696	$13,311	$12,989	$13,815
11/30/19	$13,936	$13,982	$13,461	$13,040	$14,015
12/31/19	$14,309	$14,169	$13,899	$13,517	$14,403
01/31/20	$13,989	$13,995	$13,608	$13,028	$14,077
02/29/20	$12,765	$12,865	$12,378	$11,795	$12,851
03/31/20	$10,908	$11,258	$10,726	$9,705	$10,975
04/30/20	$11,498	$11,869	$11,419	$10,225	$11,575
05/31/20	$11,838	$12,351	$11,916	$10,536	$11,926
06/30/20	$12,118	$12,677	$12,322	$10,911	$12,219
07/31/20	$12,056	$12,450	$12,609	$10,932	$12,156
08/31/20	$12,595	$12,960	$13,257	$11,572	$12,698
09/30/20	$12,321	$12,832	$12,913	$11,041	$12,427
10/31/20	$11,809	$12,329	$12,397	$10,596	$11,912
11/30/20	$13,224	$13,945	$14,319	$12,603	$13,353
12/31/20	$13,707	$14,289	$14,985	$13,161	$13,832
01/31/21	$13,663	$14,234	$14,825	$13,059	$13,785
02/28/21	$13,878	$14,606	$15,158	$13,681	$14,012
03/31/21	$14,505	$15,374	$15,506	$14,141	$14,645
04/30/21	$14,716	$15,567	$15,973	$14,411	$14,863
05/31/21	$15,205	$15,892	$16,494	$14,910	$15,273
06/30/21	$15,119	$16,110	$16,308	$14,567	$15,288
07/31/21	$15,183	$16,174	$16,431	$14,531	$15,375
08/31/21	$15,401	$16,538	$16,721	$14,696	$15,598
09/30/21	$15,086	$16,322	$16,235	$14,426	$15,264
10/31/21	$15,277	$16,678	$16,635	$14,656	$15,474
11/30/21	$14,884	$16,260	$15,860	$13,774	$15,080
12/31/21	$15,672	$16,961	$16,673	$14,595	$15,880
01/31/22	$15,535	$16,343	$15,867	$14,747	$15,770
02/28/22	$15,301	$15,987	$15,586	$14,547	$15,520
03/31/22	$15,713	$16,328	$15,687	$14,644	$15,917
04/30/22	$15,473	$16,101	$14,672	$13,903	$15,665
05/31/22	$15,555	$16,069	$14,782	$14,245	$15,743
06/30/22	$14,496	$15,049	$13,410	$12,827	$14,664
07/31/22	$14,986	$15,830	$14,078	$13,094	$15,165
08/31/22	$14,689	$15,470	$13,410	$12,652	$14,882
09/30/22	$13,796	$14,508	$12,155	$11,518	$13,972
10/31/22	$14,450	$15,281	$12,809	$12,261	$14,651
11/30/22	$15,636	$16,264	$14,252	$13,608	$15,867
12/31/22	$15,473	$15,774	$14,263	$13,780	$15,711
01/31/23	$16,539	$16,768	$15,418	$14,844	$16,798
02/28/23	$16,358	$16,871	$15,096	$14,636	$16,614
03/31/23	$16,535	$16,956	$15,471	$14,598	$16,792
04/30/23	$16,974	$17,342	$15,907	$15,068	$17,237
05/31/23	$16,198	$17,068	$15,234	$14,257	$16,421
06/30/23	$16,987	$17,682	$15,927	$15,058	$17,221
07/31/23	$17,434	$17,977	$16,443	$15,743	$17,681
08/31/23	$16,965	$17,647	$15,813	$15,276	$17,201
09/30/23	$16,850	$17,457	$15,273	$15,147	$17,095
10/31/23	$16,360	$16,872	$14,654	$14,480	$16,599
11/30/23	$17,214	$17,815	$16,014	$15,628	$17,482
12/31/23	$17,862	$18,323	$16,864	$16,391	$18,150
01/31/24	$17,934	$18,802	$16,961	$16,380	$18,226
02/29/24	$18,229	$19,372	$17,272	$16,410	$18,534
03/31/24	$19,004	$20,147	$17,840	$17,126	$19,347
04/30/24	$18,948	$19,971	$17,383	$16,951	$19,257
05/31/24	$19,485	$20,462	$18,056	$17,619	$19,798
06/30/24	$19,212	$20,349	$17,765	$17,128	$19,527
07/31/24	$19,865	$20,504	$18,286	$17,931	$20,196
08/31/24	$20,375	$20,596	$18,881	$18,390	$20,723
09/30/24	$20,507	$20,516	$19,055	$18,651	$20,856
10/31/24	$19,691	$20,190	$18,019	$17,775	$20,045
11/30/24	$19,651	$20,306	$17,917	$17,638	$19,980
12/31/24	$19,764	$20,389	$17,509	$17,323	$20,112
01/31/25	$20,645	$21,373	$18,429	$18,207	$20,998
02/28/25	$21,030	$21,575	$18,787	$18,886	$21,407
03/31/25	$21,032	$20,979	$18,711	$19,326	$21,410
04/30/25	$21,840	$20,964	$19,568	$20,110	$22,240
05/31/25	$22,689	$21,941	$20,463	$20,917	$23,116
06/30/25	$23,101	$21,985	$20,914	$21,281	$23,551
07/31/25	$23,218	$22,289	$20,621	$21,335	$23,670
08/31/25	$24,126	$22,758	$21,500	$22,556	$24,617
09/30/25	$24,482	$23,168	$21,911	$22,853	$24,971
10/31/25	$24,688	$23,957	$22,169	$23,027	$25,197
11/30/25	$25,094	$24,089	$22,307	$23,653	$25,605
12/31/25	$25,713	$24,588	$22,976	$24,642	$26,234
01/31/26	$26,742	$25,380	$24,175	$26,046	$27,296
02/28/26	$28,220	$26,764	$25,293	$27,590	$28,817
03/31/26	$25,609	$24,625	$22,691	$25,134	$26,133
04/30/26	$26,925	$25,876	$24,381	$26,657	$27,494
05/31/26	$27,749	$26,831	$25,129	$27,207	$28,328
06/30/26	$27,679	$27,468	$25,146	$27,016	$28,264

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	19.82%	12.86%	10.72%
MSCI EAFE Local Currency Index	24.94%	11.26%	10.63%
MSCI EAFE Index	20.23%	9.05%	9.66%
MSCI EAFE Value Index	26.95%	13.15%	10.45%
WisdomTree Dynamic International Equity Index	20.01%	13.08%	10.95%

AssetsNet	$ 1,445,310,498
Holdings Count | Holding	1,462
Advisory Fees Paid, Amount	$ 4,366,611
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,445,310,498 # of Portfolio Holdings1,462 Portfolio Turnover Rate30% Investment Advisory Fees Paid, Net$4,366,611
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	21.4%
Industrials	20.1%
Consumer Discretionary	10.4%
Information Technology	9.2%
Health Care	8.3%
Consumer Staples	7.7%
Materials	5.5%
Utilities	5.4%
Communication Services	5.1%
Energy	3.4%
Other Sectors	2.6%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
HSBC Holdings PLC	1.7%
Novartis AG	1.2%
Nestle SA	1.2%
Intesa Sanpaolo SpA	1.2%
ASML Holding NV	1.1%
Roche Holding AG	1.1%
Toyota Motor Corp.	1.0%
Shell PLC	1.0%
British American Tobacco PLC	1.0%
Banco Bilbao Vizcaya Argentaria SA	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000164635
Shareholder Report [Line Items]
Fund Name	WisdomTree Dynamic International SmallCap Equity Fund
Trading Symbol	DDLS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Dynamic International SmallCap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic International SmallCap Equity Fund	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Dynamic International SmallCap Equity Fund $26,363	MSCI EAFE Local Currency Index $27,468	MSCI EAFE Small Cap Index $22,901	MSCI EAFE Small Cap Local Currency Index $26,212	MSCI EAFE Small Cap Value Index $23,707	WisdomTree Dynamic International SmallCap Equity Index $27,395
06/30/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
07/31/16	$10,737	$10,475	$10,613	$10,585	$10,696	$10,748
08/31/16	$10,791	$10,573	$10,550	$10,605	$10,730	$10,818
09/30/16	$11,037	$10,604	$10,864	$10,810	$10,969	$11,061
10/31/16	$11,054	$10,730	$10,556	$10,870	$10,793	$11,078
11/30/16	$11,075	$10,862	$10,260	$10,955	$10,581	$11,097
12/31/16	$11,545	$11,353	$10,554	$11,402	$10,939	$11,582
01/31/17	$11,732	$11,364	$10,926	$11,465	$11,337	$11,757
02/28/17	$12,060	$11,608	$11,171	$11,788	$11,581	$12,085
03/31/17	$12,258	$11,888	$11,395	$11,989	$11,743	$12,279
04/30/17	$12,635	$12,054	$11,883	$12,376	$12,180	$12,658
05/31/17	$12,891	$12,306	$12,321	$12,653	$12,517	$12,931
06/30/17	$12,974	$12,210	$12,318	$12,593	$12,602	$13,038
07/31/17	$13,353	$12,293	$12,765	$12,762	$13,085	$13,410
08/31/17	$13,384	$12,288	$12,869	$12,873	$13,136	$13,444
09/30/17	$13,774	$12,620	$13,237	$13,285	$13,498	$13,834
10/31/17	$14,047	$12,995	$13,460	$13,699	$13,607	$14,094
11/30/17	$14,042	$12,928	$13,673	$13,713	$13,831	$14,124
12/31/17	$14,433	$13,083	$14,038	$14,027	$14,252	$14,523
01/31/18	$14,732	$13,240	$14,756	$14,206	$14,870	$14,808
02/28/18	$14,220	$12,808	$14,232	$13,862	$14,287	$14,330
03/31/18	$13,956	$12,523	$14,072	$13,646	$14,101	$14,068
04/30/18	$14,264	$13,086	$14,263	$14,148	$14,391	$14,377
05/31/18	$14,155	$12,998	$14,126	$14,203	$13,997	$14,273
06/30/18	$13,852	$12,957	$13,851	$14,081	$13,696	$13,989
07/31/18	$13,992	$13,299	$13,942	$14,206	$13,861	$14,152
08/31/18	$13,861	$13,075	$13,830	$14,143	$13,663	$14,031
09/30/18	$13,935	$13,263	$13,730	$14,119	$13,660	$14,085
10/31/18	$12,861	$12,396	$12,408	$12,931	$12,523	$13,014
11/30/18	$12,901	$12,369	$12,321	$12,832	$12,402	$13,069
12/31/18	$12,038	$11,645	$11,526	$11,863	$11,662	$12,187
01/31/19	$12,747	$12,281	$12,455	$12,663	$12,578	$12,924
02/28/19	$13,147	$12,707	$12,734	$13,082	$12,780	$13,326
03/31/19	$13,173	$12,878	$12,755	$13,184	$12,708	$13,349
04/30/19	$13,596	$13,313	$13,139	$13,657	$13,006	$13,785
05/31/19	$12,997	$12,696	$12,444	$12,954	$12,288	$13,171
06/30/19	$13,335	$13,238	$12,972	$13,305	$12,821	$13,541
07/31/19	$13,317	$13,332	$12,881	$13,472	$12,641	$13,520
08/31/19	$12,934	$13,010	$12,562	$13,156	$12,380	$13,136
09/30/19	$13,504	$13,470	$12,916	$13,608	$12,830	$13,710
10/31/19	$13,999	$13,696	$13,503	$13,979	$13,451	$14,228
11/30/19	$14,412	$13,982	$13,801	$14,409	$13,679	$14,666
12/31/19	$15,016	$14,169	$14,404	$14,761	$14,266	$15,282
01/31/20	$14,568	$13,995	$13,986	$14,479	$13,790	$14,824
02/29/20	$13,130	$12,865	$12,615	$13,208	$12,411	$13,346
03/31/20	$10,650	$11,258	$10,440	$11,084	$9,899	$10,802
04/30/20	$11,560	$11,869	$11,525	$12,080	$10,758	$11,742
05/31/20	$12,116	$12,351	$12,347	$12,906	$11,227	$12,314
06/30/20	$12,175	$12,677	$12,516	$12,989	$11,345	$12,365
07/31/20	$12,277	$12,450	$12,937	$12,895	$11,535	$12,469
08/31/20	$13,062	$12,960	$13,902	$13,707	$12,404	$13,271
09/30/20	$13,023	$12,832	$13,799	$13,847	$12,164	$13,240
10/31/20	$12,657	$12,329	$13,318	$13,364	$11,763	$12,888
11/30/20	$13,999	$13,945	$15,148	$14,854	$13,641	$14,286
12/31/20	$14,749	$14,289	$16,182	$15,518	$13,574	$15,058
01/31/21	$14,754	$14,234	$16,122	$15,571	$13,516	$15,066
02/28/21	$15,195	$14,606	$16,549	$16,032	$14,106	$15,512
03/31/21	$15,866	$15,374	$16,911	$16,823	$14,585	$16,206
04/30/21	$16,321	$15,567	$17,590	$17,223	$15,106	$16,685
05/31/21	$16,701	$15,892	$17,942	$17,377	$15,527	$17,042
06/30/21	$16,573	$16,110	$17,645	$17,505	$15,091	$16,956
07/31/21	$16,804	$16,174	$17,945	$17,760	$15,278	$17,184
08/31/21	$17,266	$16,538	$18,462	$18,342	$15,661	$17,667
09/30/21	$16,922	$16,322	$17,803	$17,962	$15,112	$17,310
10/31/21	$16,995	$16,678	$18,082	$18,167	$15,266	$17,389
11/30/21	$16,318	$16,260	$17,071	$17,569	$14,374	$16,725
12/31/21	$17,125	$16,961	$17,816	$18,199	$15,148	$17,563
01/31/22	$16,435	$16,343	$16,513	$17,081	$15,711	$16,828
02/28/22	$16,293	$15,987	$16,303	$16,797	$15,600	$16,680
03/31/22	$16,435	$16,328	$16,297	$17,037	$15,551	$16,839
04/30/22	$16,086	$16,101	$15,178	$16,745	$14,704	$16,496
05/31/22	$15,880	$16,069	$15,069	$16,492	$14,688	$16,284
06/30/22	$14,952	$15,049	$13,414	$15,242	$13,137	$15,312
07/31/22	$15,680	$15,830	$14,301	$16,192	$13,787	$16,060
08/31/22	$15,389	$15,470	$13,667	$15,901	$13,264	$15,787
09/30/22	$14,161	$14,508	$12,095	$14,659	$11,772	$14,510
10/31/22	$14,531	$15,281	$12,607	$15,297	$12,341	$14,900
11/30/22	$15,479	$16,264	$13,857	$16,054	$13,552	$15,911
12/31/22	$15,449	$15,774	$14,005	$15,725	$13,823	$15,879
01/31/23	$16,546	$16,768	$15,051	$16,616	$14,894	$17,024
02/28/23	$16,494	$16,871	$14,724	$16,757	$14,654	$16,962
03/31/23	$16,348	$16,956	$14,694	$16,433	$14,449	$16,800
04/30/23	$16,751	$17,342	$14,990	$16,782	$14,800	$17,221
05/31/23	$15,967	$17,068	$14,364	$16,523	$14,079	$16,389
06/30/23	$16,493	$17,682	$14,779	$16,938	$14,565	$16,925
07/31/23	$17,045	$17,977	$15,434	$17,406	$15,335	$17,512
08/31/23	$16,668	$17,647	$14,921	$17,227	$14,864	$17,117
09/30/23	$16,362	$17,457	$14,261	$16,817	$14,418	$16,780
10/31/23	$15,735	$16,872	$13,423	$16,024	$13,705	$16,157
11/30/23	$16,695	$17,815	$14,773	$17,023	$14,904	$17,181
12/31/23	$17,792	$18,323	$15,849	$17,740	$15,949	$18,298
01/31/24	$17,743	$18,802	$15,587	$17,851	$15,745	$18,264
02/29/24	$17,830	$19,372	$15,647	$18,147	$15,638	$18,358
03/31/24	$18,527	$20,147	$16,229	$18,986	$16,415	$19,156
04/30/24	$18,614	$19,971	$15,747	$18,810	$16,099	$19,145
05/31/24	$19,043	$20,462	$16,429	$19,355	$16,721	$19,615
06/30/24	$18,681	$20,349	$15,930	$19,000	$16,095	$19,257
07/31/24	$19,647	$20,504	$16,838	$19,583	$17,096	$20,226
08/31/24	$19,885	$20,596	$17,171	$19,387	$17,370	$20,468
09/30/24	$20,282	$20,516	$17,609	$19,599	$17,840	$20,869
10/31/24	$19,209	$20,190	$16,505	$19,240	$16,734	$19,793
11/30/24	$19,286	$20,306	$16,517	$19,330	$16,748	$19,877
12/31/24	$19,542	$20,389	$16,137	$19,476	$16,377	$20,156
01/31/25	$19,891	$21,373	$16,693	$20,016	$16,939	$20,531
02/28/25	$19,868	$21,575	$16,644	$19,690	$17,089	$20,525
03/31/25	$19,841	$20,979	$16,732	$19,418	$17,396	$20,498
04/30/25	$20,688	$20,964	$17,703	$19,694	$18,333	$21,394
05/31/25	$21,761	$21,941	$18,695	$20,819	$19,188	$22,523
06/30/25	$22,757	$21,985	$19,508	$21,410	$19,957	$23,566
07/31/25	$23,143	$22,289	$19,492	$22,032	$20,045	$23,972
08/31/25	$24,138	$22,758	$20,394	$22,561	$21,182	$25,016
09/30/25	$24,472	$23,168	$20,718	$22,910	$21,540	$25,356
10/31/25	$24,187	$23,957	$20,550	$23,283	$21,391	$25,079
11/30/25	$24,728	$24,089	$20,801	$23,614	$21,963	$25,645
12/31/25	$25,233	$24,588	$21,274	$23,973	$22,543	$26,172
01/31/26	$26,277	$25,380	$22,505	$24,802	$23,858	$27,263
02/28/26	$27,660	$26,764	$23,584	$26,194	$25,042	$28,731
03/31/26	$24,993	$24,625	$21,007	$23,902	$22,271	$25,949
04/30/26	$26,408	$25,876	$22,882	$25,399	$23,908	$27,440
05/31/26	$27,236	$26,831	$23,785	$26,528	$24,702	$28,315
06/30/26	$26,363	$27,468	$22,901	$26,212	$23,707	$27,395

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	15.85%	9.73%	10.18%
MSCI EAFE Local Currency Index	24.94%	11.26%	10.63%
MSCI EAFE Small Cap Index	17.39%	5.35%	8.64%
MSCI EAFE Small Cap Local Currency Index	22.43%	8.41%	10.12%
MSCI EAFE Small Cap Value Index	18.79%	7.92%	9.02%
WisdomTree Dynamic International SmallCap Equity Index	16.25%	10.07%	10.60%

AssetsNet	$ 425,717,264
Holdings Count | Holding	1,045
Advisory Fees Paid, Amount	$ 2,098,360
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$425,717,264 # of Portfolio Holdings1,045 Portfolio Turnover Rate42% Investment Advisory Fees Paid, Net$2,098,360
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	26.3%
Financials	14.2%
Consumer Discretionary	11.9%
Materials	9.8%
Information Technology	8.7%
Real Estate	7.3%
Consumer Staples	7.1%
Communication Services	4.6%
Energy	3.8%
Health Care	3.5%
Other Sectors	1.9%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Elecnor SA	0.7%
Hoegh Autoliners ASA	0.7%
Hafnia Ltd.	0.6%
Plus500 Ltd.	0.6%
Taiyo Yuden Co. Ltd.	0.6%
Man Group PLC	0.5%
NOS SGPS SA	0.5%
DOF Group ASA	0.4%
First Resources Ltd.	0.4%
FIBI Holdings Ltd.	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000268262
Shareholder Report [Line Items]
Fund Name	WisdomTree Efficient Long/Short U.S. Equity Fund
Trading Symbol	WTLS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Efficient Long/Short U.S. Equity Fund (the "Fund") for the period of January 22, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Long/Short U.S. Equity Fund	$42	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 1/22/26. Actual expenses are calculated using a 160/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Efficient Long/Short U.S. Equity Fund $11,706	S&P 500® Index $10,966
01/22/26	$10,000	$10,000
01/31/26	$10,129	$10,094
02/28/26	$10,110	$10,018
03/31/26	$9,669	$9,519
04/30/26	$10,916	$10,517
05/31/26	$11,806	$11,071
06/30/26	$11,706	$10,966

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Since Inception 1/22/26Footnote Reference*
Fund NAV Returns	17.06%
S&P 500® Index	9.66%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

AssetsNet	$ 11,937,644
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 46,703
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$11,937,644 # of Portfolio Holdings3 Portfolio Turnover Rate0% Investment Advisory Fees Paid, Net$46,703
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	89.7%
Mutual Fund	9.2%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.63%, due 8/6/2026	45.1%
U.S. Treasury Bills, 3.73%, due 11/5/2026	44.6%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000272094
Shareholder Report [Line Items]
Fund Name	WisdomTree Efficient U.S. Plus International Equity Fund
Trading Symbol	NTSD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Efficient U.S. Plus International Equity Fund (the "Fund") for the period of March 19, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient U.S. Plus International Equity Fund	$11	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 3/19/26. Actual expenses are calculated using a 104/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.35%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Efficient U.S. Plus International Equity Fund $11,784	MSCI World Index $11,169
03/19/26	$10,000	$10,000
03/31/26	$9,872	$9,818
04/30/26	$11,076	$10,760
05/31/26	$11,813	$11,250
06/30/26	$11,784	$11,169

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Since Inception 3/19/26Footnote Reference*
Fund NAV Returns	17.84%
MSCI World Index	11.69%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

AssetsNet	$ 35,663,412
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 20,745
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$35,663,412 # of Portfolio Holdings504 Portfolio Turnover Rate5% Investment Advisory Fees Paid, Net$20,745
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.8%
Financials	11.2%
Communication Services	9.7%
Consumer Discretionary	8.3%
Health Care	7.9%
Industrials	7.6%
Consumer Staples	4.6%
Other Sectors	7.3%
Other Assets and Liabilities, Net	9.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	6.0%
Alphabet, Inc., Class A	5.9%
Microsoft Corp.	3.8%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
Tesla, Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000227316
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Efficient Core Fund
Trading Symbol	NTSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets Efficient Core Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Efficient Core Fund	$40	0.32%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Emerging Markets Efficient Core Fund $13,931	MSCI Emerging Markets Index $14,716
05/20/21	$10,000	$10,000
05/31/21	$10,294	$10,378
06/30/21	$10,458	$10,396
07/31/21	$9,901	$9,696
08/31/21	$10,098	$9,950
09/30/21	$9,646	$9,555
10/31/21	$9,725	$9,649
11/30/21	$9,354	$9,256
12/31/21	$9,537	$9,429
01/31/22	$9,337	$9,251
02/28/22	$8,823	$8,974
03/31/22	$8,529	$8,772
04/30/22	$7,871	$8,284
05/31/22	$7,946	$8,320
06/30/22	$7,419	$7,767
07/31/22	$7,476	$7,748
08/31/22	$7,362	$7,781
09/30/22	$6,403	$6,868
10/31/22	$6,116	$6,655
11/30/22	$7,133	$7,642
12/31/22	$7,010	$7,535
01/31/23	$7,678	$8,130
02/28/23	$7,077	$7,603
03/31/23	$7,427	$7,833
04/30/23	$7,323	$7,744
05/31/23	$7,175	$7,614
06/30/23	$7,388	$7,903
07/31/23	$7,766	$8,395
08/31/23	$7,260	$7,878
09/30/23	$6,960	$7,672
10/31/23	$6,672	$7,374
11/30/23	$7,288	$7,964
12/31/23	$7,692	$8,275
01/31/24	$7,327	$7,891
02/29/24	$7,490	$8,267
03/31/24	$7,712	$8,471
04/30/24	$7,636	$8,509
05/31/24	$7,745	$8,557
06/30/24	$8,106	$8,895
07/31/24	$8,161	$8,921
08/31/24	$8,369	$9,065
09/30/24	$8,903	$9,671
10/31/24	$8,437	$9,241
11/30/24	$8,140	$8,909
12/31/24	$8,024	$8,896
01/31/25	$8,190	$9,055
02/28/25	$8,383	$9,099
03/31/25	$8,398	$9,157
04/30/25	$8,502	$9,277
05/31/25	$8,801	$9,673
06/30/25	$9,351	$10,255
07/31/25	$9,499	$10,454
08/31/25	$9,677	$10,588
09/30/25	$10,420	$11,346
10/31/25	$10,921	$11,820
11/30/25	$10,722	$11,537
12/31/25	$11,055	$11,883
01/31/26	$12,020	$12,934
02/28/26	$12,877	$13,645
03/31/26	$11,144	$11,863
04/30/26	$12,627	$13,608
05/31/26	$14,049	$14,926
06/30/26	$13,931	$14,716

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 5/20/21
Fund NAV Returns	48.98%	5.90%	6.70%
MSCI Emerging Markets Index	43.51%	7.20%	7.84%

AssetsNet	$ 57,136,758
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 133,750
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$57,136,758 # of Portfolio Holdings435 Portfolio Turnover Rate6% Investment Advisory Fees Paid, Net$133,750
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	46.2%
Financials	14.5%
Consumer Discretionary	7.3%
Communication Services	6.1%
Materials	4.6%
Industrials	2.8%
Energy	2.6%
Other Sectors	6.1%
Other Assets and Liabilities, Net	9.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.2%
Samsung Electronics Co. Ltd.	11.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	8.6%
SK hynix, Inc.	8.6%
Tencent Holdings Ltd.	3.0%
Alibaba Group Holding Ltd.	1.7%
MediaTek, Inc.	1.6%
Naspers Ltd., Class N	1.2%
China Construction Bank Corp., Class H	1.0%
Delta Electronics, Inc.	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000272099
Shareholder Report [Line Items]
Fund Name	WisdomTree International Adaptive Moving Average Fund
Trading Symbol	WIMA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International Adaptive Moving Average Fund (the "Fund") for the period of March 12, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree International Adaptive Moving Average Fund	$13	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 3/12/26. Actual expenses are calculated using a 111/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.42%	[3]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree International Adaptive Moving Average Fund $10,661	MSCI EAFE Index $10,642	70% MSCI EAFE Index / 30% ICE BofA US 3-Month Treasury Bill Index Composite $10,482	WisdomTree International Adaptive Moving Average Index $10,661
03/12/26	$10,000	$10,000	$10,000	$10,000
03/31/26	$9,624	$9,603	$9,726	$9,616
04/30/26	$10,343	$10,318	$10,238	$10,338
05/31/26	$10,676	$10,635	$10,468	$10,671
06/30/26	$10,661	$10,642	$10,482	$10,661

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Since Inception 3/12/26Footnote Reference*
Fund NAV Returns	6.61%
MSCI EAFE Index	6.42%
70% MSCI EAFE Index / 30% ICE BofA US 3-Month Treasury Bill Index Composite	4.82%
WisdomTree International Adaptive Moving Average Index	6.61%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

AssetsNet	$ 68,003,414
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 69,364
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$68,003,414 # of Portfolio Holdings491 Portfolio Turnover Rate6% Investment Advisory Fees Paid, Net$69,364
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	25.3%
Industrials	17.3%
Information Technology	11.7%
Health Care	10.3%
Consumer Discretionary	9.0%
Consumer Staples	7.4%
Materials	6.0%
Communication Services	4.1%
Energy	4.0%
Utilities	3.2%
Other Sectors	1.3%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
ASML Holding NV	3.9%
HSBC Holdings PLC	1.9%
Novartis AG, Registered Shares	1.6%
Shell PLC	1.4%
Roche Holding AG	1.4%
Nestle SA, Registered Shares	1.4%
Mitsubishi UFJ Financial Group, Inc.	1.3%
SoftBank Group Corp.	1.3%
Siemens AG, Registered Shares	1.2%
AstraZeneca PLC	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000227314
Shareholder Report [Line Items]
Fund Name	WisdomTree International Efficient Core Fund
Trading Symbol	NTSI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International Efficient Core Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Efficient Core Fund	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree International Efficient Core Fund $13,660	MSCI EAFE Index $15,570
05/20/21	$10,000	$10,000
05/31/21	$10,254	$10,213
06/30/21	$10,150	$10,098
07/31/21	$10,307	$10,174
08/31/21	$10,434	$10,354
09/30/21	$10,076	$10,053
10/31/21	$10,295	$10,300
11/30/21	$9,895	$9,821
12/31/21	$10,328	$10,324
01/31/22	$9,819	$9,825
02/28/22	$9,629	$9,651
03/31/22	$9,516	$9,713
04/30/22	$8,801	$9,085
05/31/22	$8,863	$9,153
06/30/22	$8,073	$8,304
07/31/22	$8,537	$8,717
08/31/22	$8,007	$8,303
09/30/22	$7,154	$7,527
10/31/22	$7,427	$7,931
11/30/22	$8,318	$8,825
12/31/22	$8,291	$8,832
01/31/23	$8,996	$9,547
02/28/23	$8,691	$9,348
03/31/23	$9,039	$9,580
04/30/23	$9,285	$9,850
05/31/23	$8,848	$9,433
06/30/23	$9,151	$9,862
07/31/23	$9,367	$10,182
08/31/23	$9,004	$9,792
09/30/23	$8,578	$9,457
10/31/23	$8,170	$9,074
11/30/23	$9,030	$9,916
12/31/23	$9,625	$10,443
01/31/24	$9,650	$10,503
02/29/24	$9,717	$10,695
03/31/24	$10,020	$11,047
04/30/24	$9,638	$10,764
05/31/24	$10,029	$11,181
06/30/24	$9,965	$11,000
07/31/24	$10,327	$11,323
08/31/24	$10,662	$11,691
09/30/24	$10,770	$11,799
10/31/24	$10,062	$11,157
11/30/24	$10,059	$11,094
12/31/24	$9,725	$10,842
01/31/25	$10,199	$11,412
02/28/25	$10,479	$11,633
03/31/25	$10,436	$11,586
04/30/25	$10,864	$12,117
05/31/25	$11,206	$12,671
06/30/25	$11,504	$12,950
07/31/25	$11,338	$12,769
08/31/25	$11,857	$13,313
09/30/25	$12,113	$13,568
10/31/25	$12,300	$13,727
11/30/25	$12,408	$13,812
12/31/25	$12,689	$14,227
01/31/26	$13,247	$14,969
02/28/26	$13,930	$15,662
03/31/26	$12,457	$14,050
04/30/26	$13,269	$15,097
05/31/26	$13,651	$15,560
06/30/26	$13,660	$15,570

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 5/20/21
Fund NAV Returns	18.74%	6.12%	6.29%
MSCI EAFE Index	20.23%	9.05%	9.04%

AssetsNet	$ 485,554,602
Holdings Count | Holding	451
Advisory Fees Paid, Amount	$ 1,186,112
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$485,554,602 # of Portfolio Holdings451 Portfolio Turnover Rate3% Investment Advisory Fees Paid, Net$1,186,112
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.0%
Industrials	15.5%
Information Technology	10.2%
Health Care	9.2%
Consumer Discretionary	8.3%
Consumer Staples	6.6%
Materials	5.6%
Other Sectors	11.3%
Other Assets and Liabilities, Net	10.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	8.6%
ASML Holding NV	3.6%
HSBC Holdings PLC	1.7%
Novartis AG, Registered Shares	1.5%
Shell PLC	1.3%
Roche Holding AG	1.3%
Nestle SA, Registered Shares	1.2%
Mitsubishi UFJ Financial Group, Inc.	1.2%
SoftBank Group Corp.	1.1%
Siemens AG, Registered Shares	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000272566
Shareholder Report [Line Items]
Fund Name	WisdomTree Physical AI, Humanoids, and Drones Fund
Trading Symbol	WDRN
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Physical AI, Humanoids, and Drones Fund (the "Fund") for the period of May 14, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Physical AI, Humanoids, and Drones Fund	$6	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 5/14/26. Actual expenses are calculated using a 48/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.45%	[4]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Physical AI, Humanoids, and Drones Fund $9,808	MSCI AC World Index $10,121	WisdomTree Physical AI, Humanoids, and Drones Index $9,815
05/14/26	$10,000	$10,000	$10,000
05/31/26	$10,861	$10,203	$10,870
06/30/26	$9,808	$10,121	$9,815

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Since Inception 5/14/26Footnote Reference*
Fund NAV Returns	-1.92%
MSCI AC World Index	1.21%
WisdomTree Physical AI, Humanoids, and Drones Index	-1.85%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

AssetsNet	$ 17,768,721
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 5,386
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$17,768,721 # of Portfolio Holdings63 Portfolio Turnover Rate4% Investment Advisory Fees Paid, Net$5,386
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	47.0%
Information Technology	38.8%
Consumer Discretionary	12.8%
Health Care	1.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Tesla, Inc.	5.7%
NVIDIA Corp.	4.6%
Amprius Technologies, Inc.	4.3%
Harmonic Drive Systems, Inc.	3.8%
Red Cat Holdings, Inc.	3.4%
Aurora Innovation, Inc.	3.3%
Ondas, Inc.	2.8%
Hyundai Motor Co.	2.7%
Allient, Inc.	2.6%
Siemens AG, Registered Shares	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000264379
Shareholder Report [Line Items]
Fund Name	WisdomTree Quantum Computing Fund
Trading Symbol	WQTM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Quantum Computing Fund (the "Fund") for the period of October 9, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Quantum Computing Fund	$37	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 10/9/25. Actual expenses are calculated using a 265/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.45%	[5]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Quantum Computing Fund $12,679	MSCI AC World Index $11,358	WisdomTree Classiq Quantum Computing Index $12,708
10/9/2025	$10,000	$10,000	$10,000
12/31/2025	$8,681	$10,210	$8,683
3/31/2026	$8,214	$9,883	$8,222
6/30/2026	$12,679	$11,358	$12,708

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Since Inception 10/9/25Footnote Reference*
Fund NAV Returns	26.79%
MSCI AC World Index	13.58%
WisdomTree Classiq Quantum Computing Index	27.08%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

AssetsNet	$ 328,559,222
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 192,548
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$328,559,222 # of Portfolio Holdings47 Portfolio Turnover Rate48% Investment Advisory Fees Paid, Net$192,548
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	86.4%
Communication Services	8.7%
Consumer Discretionary	2.5%
Industrials	2.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Quantinuum, Inc., Class A	7.2%
D-Wave Quantum, Inc.	5.5%
Rigetti Computing, Inc.	5.1%
IonQ, Inc.	4.8%
International Business Machines Corp.	3.6%
Intel Corp.	3.0%
Quantum Computing, Inc.	2.8%
Infleqtion, Inc.	2.6%
Dell Technologies, Inc., Class C	2.6%
Microsoft Corp.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000235377
Shareholder Report [Line Items]
Fund Name	WisdomTree True Emerging Markets Fund
Trading Symbol	XC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree True Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree True Emerging Markets Fund	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree True Emerging Markets Fund $14,897	MSCI Emerging Markets ex-China Index $23,532	WisdomTree True Emerging Markets Index $15,373
09/22/22	$10,000	$10,000	$10,000
09/30/22	$9,353	$9,385	$9,342
10/31/22	$9,592	$9,680	$9,611
11/30/22	$10,522	$10,586	$10,568
12/31/22	$10,025	$10,133	$10,050
01/31/23	$10,663	$10,746	$10,687
02/28/23	$10,187	$10,259	$10,223
03/31/23	$10,496	$10,498	$10,527
04/30/23	$10,509	$10,584	$10,555
05/31/23	$10,781	$10,733	$10,847
06/30/23	$11,159	$11,133	$11,227
07/31/23	$11,686	$11,615	$11,760
08/31/23	$11,135	$11,044	$11,199
09/30/23	$10,762	$10,761	$10,833
10/31/23	$10,379	$10,361	$10,436
11/30/23	$11,471	$11,432	$11,578
12/31/23	$12,193	$12,163	$12,345
01/31/24	$11,862	$11,861	$12,025
02/29/24	$12,246	$12,282	$12,442
03/31/24	$12,612	$12,651	$12,867
04/30/24	$12,438	$12,446	$12,663
05/31/24	$12,517	$12,433	$12,738
06/30/24	$13,315	$13,188	$13,594
07/31/24	$13,344	$13,298	$13,692
08/31/24	$13,597	$13,540	$13,959
09/30/24	$13,760	$13,710	$14,138
10/31/24	$13,360	$13,178	$13,669
11/30/24	$12,984	$12,747	$13,294
12/31/24	$12,871	$12,596	$13,172
01/31/25	$13,035	$12,864	$13,299
02/28/25	$12,498	$12,375	$12,723
03/31/25	$12,320	$12,380	$12,571
04/30/25	$12,823	$12,858	$13,109
05/31/25	$13,507	$13,489	$13,837
06/30/25	$14,407	$14,426	$14,786
07/31/25	$14,167	$14,544	$14,554
08/31/25	$14,285	$14,511	$14,674
09/30/25	$14,584	$15,384	$14,969
10/31/25	$14,864	$16,584	$15,330
11/30/25	$14,987	$16,195	$15,477
12/31/25	$15,199	$16,956	$15,690
01/31/26	$15,767	$18,727	$16,240
02/28/26	$16,025	$20,520	$16,496
03/31/26	$14,395	$17,492	$14,777
04/30/26	$15,022	$20,728	$15,489
05/31/26	$14,951	$23,525	$15,435
06/30/26	$14,897	$23,532	$15,373

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 9/22/22
Fund NAV Returns	3.40%	11.14%
MSCI Emerging Markets ex-China Index	63.11%	25.44%
WisdomTree True Emerging Markets Index	3.97%	12.06%

AssetsNet	$ 78,618,727
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 288,175
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$78,618,727 # of Portfolio Holdings516 Portfolio Turnover Rate99% Investment Advisory Fees Paid, Net$288,175
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	31.9%
Consumer Discretionary	11.5%
Materials	10.0%
Industrials	9.7%
Consumer Staples	8.6%
Communication Services	6.3%
Information Technology	4.8%
Health Care	4.7%
Energy	4.4%
Real Estate	4.2%
Other Sectors	3.7%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
MercadoLibre, Inc.	3.4%
Reliance Industries Ltd.	2.5%
HDFC Bank Ltd.	2.3%
Al Rajhi Bank	2.3%
ICICI Bank Ltd.	1.9%
Delta Electronics Thailand PCL, NVDR	1.8%
Bharti Airtel Ltd.	1.5%
OTP Bank Nyrt	1.4%
Grupo Mexico SAB de CV, Series B	1.4%
FirstRand Ltd.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 10, 2025, the Fund changed its name from the WisdomTree Emerging Markets ex-China Fund to the WisdomTree True Emerging Markets Fund and began tracking the WisdomTree True Emerging Markets Index, formerly known as the WisdomTree Emerging Markets ex-China Index. The Index methodology was revised to exclude companies listed or incorporated in Korea and Taiwan, in addition to China, and to exclude state-owned enterprises, which are generally companies with more than 20% government ownership. The revised methodology also includes country, sector, and issuer-weighting adjustments and limits. These changes may cause the Fund’s country, sector, and issuer exposures, as well as its performance, to differ from those before July 10, 2025.

Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000272098
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Adaptive Moving Average Fund
Trading Symbol	WAMA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Adaptive Moving Average Fund (the "Fund") for the period of March 12, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Adaptive Moving Average Fund	$10	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 3/12/26. Actual expenses are calculated using a 111/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.32%	[6]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. Adaptive Moving Average Fund $10,521	S&P 500® Index $11,107	70% S&P 500® Index / 30% ICE BofA U.S. 3-Month Treasury Index Composite $10,817	WisdomTree U.S. Adaptive Moving Average Index $10,545
03/12/26	$10,000	$10,000	$10,000	$10,000
03/31/26	$9,636	$9,641	$9,756	$9,634
04/30/26	$10,108	$10,653	$10,479	$10,114
05/31/26	$10,645	$11,214	$10,884	$10,665
06/30/26	$10,521	$11,107	$10,817	$10,545

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Since Inception 3/12/26Footnote Reference*
Fund NAV Returns	5.21%
S&P 500® Index	11.07%
70% S&P 500® Index / 30% ICE BofA U.S. 3-Month Treasury Index Composite	8.17%
WisdomTree U.S. Adaptive Moving Average Index	5.45%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

AssetsNet	$ 187,364,153
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 146,894
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$187,364,153 # of Portfolio Holdings505 Portfolio Turnover Rate97% Investment Advisory Fees Paid, Net$146,894
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	37.5%
Financials	12.2%
Communication Services	10.8%
Consumer Discretionary	9.3%
Health Care	8.8%
Industrials	8.3%
Consumer Staples	5.1%
Energy	3.0%
Utilities	2.0%
Real Estate	1.5%
Other Sectors	1.5%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	1.9%
Tesla, Inc.	1.9%
Eli Lilly & Co.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000168143
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Corporate Bond Fund
Trading Symbol	QIG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Corporate Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Corporate Bond Fund	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. Corporate Bond Fund $12,610	Bloomberg U.S. Aggregate Bond Index $11,656	ICE BofA Merrill Lynch U.S. Corporate Index $13,062	WisdomTree U.S. Quality Corporate Bond Index $12,958
06/30/16	$10,000	$10,000	$10,000	$10,000
07/31/16	$10,127	$10,063	$10,145	$10,155
08/31/16	$10,162	$10,052	$10,173	$10,174
09/30/16	$10,127	$10,046	$10,144	$10,151
10/31/16	$10,005	$9,969	$10,060	$10,042
11/30/16	$9,757	$9,733	$9,790	$9,791
12/31/16	$9,803	$9,747	$9,851	$9,847
01/31/17	$9,803	$9,766	$9,892	$9,860
02/28/17	$9,904	$9,832	$10,004	$9,958
03/31/17	$9,897	$9,827	$9,991	$9,944
04/30/17	$9,989	$9,902	$10,091	$10,036
05/31/17	$10,112	$9,979	$10,208	$10,151
06/30/17	$10,152	$9,969	$10,233	$10,197
07/31/17	$10,238	$10,011	$10,310	$10,267
08/31/17	$10,302	$10,101	$10,397	$10,343
09/30/17	$10,280	$10,053	$10,373	$10,330
10/31/17	$10,314	$10,059	$10,415	$10,370
11/30/17	$10,299	$10,046	$10,401	$10,364
12/31/17	$10,417	$10,092	$10,489	$10,468
01/31/18	$10,324	$9,976	$10,392	$10,384
02/28/18	$10,146	$9,881	$10,237	$10,217
03/31/18	$10,167	$9,945	$10,259	$10,249
04/30/18	$10,074	$9,871	$10,171	$10,160
05/31/18	$10,119	$9,941	$10,217	$10,210
06/30/18	$10,039	$9,929	$10,162	$10,140
07/31/18	$10,133	$9,931	$10,237	$10,235
08/31/18	$10,180	$9,995	$10,293	$10,282
09/30/18	$10,178	$9,931	$10,260	$10,258
10/31/18	$10,019	$9,852	$10,121	$10,115
11/30/18	$10,002	$9,911	$10,102	$10,106
12/31/18	$10,135	$10,093	$10,253	$10,237
01/31/19	$10,349	$10,200	$10,468	$10,451
02/28/19	$10,359	$10,195	$10,506	$10,465
03/31/19	$10,617	$10,390	$10,767	$10,728
04/30/19	$10,670	$10,393	$10,827	$10,792
05/31/19	$10,813	$10,577	$10,982	$10,945
06/30/19	$11,086	$10,710	$11,235	$11,197
07/31/19	$11,147	$10,734	$11,309	$11,264
08/31/19	$11,467	$11,012	$11,652	$11,590
09/30/19	$11,389	$10,953	$11,580	$11,521
10/31/19	$11,465	$10,986	$11,651	$11,595
11/30/19	$11,494	$10,981	$11,676	$11,630
12/31/19	$11,527	$10,973	$11,713	$11,668
01/31/20	$11,799	$11,184	$11,991	$11,942
02/29/20	$11,957	$11,386	$12,146	$12,107
03/31/20	$11,104	$11,319	$11,238	$11,250
04/30/20	$11,787	$11,520	$11,831	$11,855
05/31/20	$11,943	$11,573	$12,037	$12,008
06/30/20	$12,144	$11,646	$12,280	$12,257
07/31/20	$12,520	$11,820	$12,667	$12,629
08/31/20	$12,341	$11,725	$12,521	$12,472
09/30/20	$12,305	$11,718	$12,488	$12,442
10/31/20	$12,250	$11,666	$12,466	$12,406
11/30/20	$12,649	$11,781	$12,799	$12,823
12/31/20	$12,672	$11,797	$12,861	$12,856
01/31/21	$12,454	$11,712	$12,704	$12,638
02/28/21	$12,193	$11,543	$12,456	$12,374
03/31/21	$11,939	$11,399	$12,283	$12,105
04/30/21	$12,083	$11,489	$12,429	$12,261
05/31/21	$12,194	$11,527	$12,517	$12,372
06/30/21	$12,477	$11,608	$12,725	$12,663
07/31/21	$12,686	$11,737	$12,879	$12,882
08/31/21	$12,638	$11,715	$12,853	$12,833
09/30/21	$12,483	$11,614	$12,718	$12,684
10/31/21	$12,520	$11,610	$12,749	$12,720
11/30/21	$12,532	$11,645	$12,761	$12,736
12/31/21	$12,501	$11,615	$12,739	$12,722
01/31/22	$12,060	$11,365	$12,341	$12,261
02/28/22	$11,814	$11,238	$12,072	$12,006
03/31/22	$11,518	$10,926	$11,753	$11,698
04/30/22	$10,829	$10,511	$11,169	$11,004
05/31/22	$10,942	$10,579	$11,229	$11,116
06/30/22	$10,626	$10,413	$10,965	$10,797
07/31/22	$10,995	$10,667	$11,288	$11,162
08/31/22	$10,646	$10,366	$10,988	$10,832
09/30/22	$10,089	$9,918	$10,405	$10,261
10/31/22	$10,003	$9,790	$10,289	$10,172
11/30/22	$10,537	$10,150	$10,795	$10,702
12/31/22	$10,459	$10,104	$10,771	$10,665
01/31/23	$10,899	$10,415	$11,191	$11,094
02/28/23	$10,545	$10,145	$10,865	$10,738
03/31/23	$10,835	$10,403	$11,143	$11,038
04/30/23	$10,918	$10,466	$11,235	$11,126
05/31/23	$10,759	$10,352	$11,088	$10,968
06/30/23	$10,806	$10,315	$11,120	$11,014
07/31/23	$10,849	$10,308	$11,168	$11,066
08/31/23	$10,768	$10,242	$11,092	$10,990
09/30/23	$10,494	$9,982	$10,819	$10,720
10/31/23	$10,296	$9,824	$10,623	$10,535
11/30/23	$10,904	$10,269	$11,222	$11,136
12/31/23	$11,334	$10,662	$11,675	$11,584
01/31/24	$11,336	$10,633	$11,694	$11,582
02/29/24	$11,173	$10,483	$11,530	$11,427
03/31/24	$11,313	$10,580	$11,664	$11,578
04/30/24	$11,045	$10,312	$11,395	$11,308
05/31/24	$11,240	$10,487	$11,606	$11,513
06/30/24	$11,313	$10,587	$11,678	$11,590
07/31/24	$11,578	$10,834	$11,957	$11,863
08/31/24	$11,751	$10,990	$12,139	$12,042
09/30/24	$11,959	$11,137	$12,349	$12,249
10/31/24	$11,674	$10,860	$12,071	$11,972
11/30/24	$11,837	$10,975	$12,214	$12,120
12/31/24	$11,600	$10,796	$11,999	$11,898
01/31/25	$11,665	$10,853	$12,071	$11,969
02/28/25	$11,897	$11,092	$12,316	$12,201
03/31/25	$11,871	$11,096	$12,282	$12,178
04/30/25	$11,872	$11,140	$12,279	$12,175
05/31/25	$11,875	$11,060	$12,279	$12,183
06/30/25	$12,105	$11,230	$12,502	$12,420
07/31/25	$12,110	$11,200	$12,521	$12,430
08/31/25	$12,231	$11,334	$12,652	$12,560
09/30/25	$12,406	$11,458	$12,833	$12,736
10/31/25	$12,447	$11,529	$12,891	$12,780
11/30/25	$12,528	$11,601	$12,969	$12,862
12/31/25	$12,499	$11,584	$12,932	$12,848
01/31/26	$12,530	$11,596	$12,978	$12,872
02/28/26	$12,675	$11,786	$13,138	$13,022
03/31/26	$12,440	$11,578	$12,877	$12,776
04/30/26	$12,497	$11,591	$12,950	$12,838
05/31/26	$12,595	$11,628	$13,040	$12,935
06/30/26	$12,610	$11,656	$13,062	$12,958

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	4.18%	0.21%	2.35%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA Merrill Lynch U.S. Corporate Index	4.47%	0.52%	2.71%
WisdomTree U.S. Quality Corporate Bond Index	4.33%	0.46%	2.63%

AssetsNet	$ 17,746,442
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 32,335
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$17,746,442 # of Portfolio Holdings503 Portfolio Turnover Rate16% Investment Advisory Fees Paid, Net$32,335
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	33.4%
Health Care	11.5%
Utilities	9.2%
Energy	8.8%
Communication Services	8.7%
Industrials	6.4%
Information Technology	5.9%
Consumer Staples	4.8%
Consumer Discretionary	4.7%
Materials	2.3%
Other Sectors	1.8%
Other Assets and Liabilities, Net	2.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	1.3%
Bank of America Corp., 2.59%, due 4/29/2031	1.2%
Wells Fargo & Co., 4.81%, due 7/25/2028	0.9%
HCA, Inc., 4.13%, due 6/15/2029	0.9%
U.S. Bancorp, 5.78%, due 6/12/2029	0.9%
Morgan Stanley, 3.95%, due 4/23/2027	0.9%
Deutsche Bank AG, 5.30%, due 5/9/2031	0.9%
Bank of America Corp., 3.19%, due 7/23/2030	0.9%
Capital One Financial Corp., 3.80%, due 1/31/2028	0.8%
UnitedHealth Group, Inc., 3.38%, due 4/15/2027	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000200315
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Efficient Core Fund
Trading Symbol	NTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Efficient Core Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Efficient Core Fund	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. Efficient Core Fund $25,937	S&P 500® Index $30,104	60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite $20,884
08/02/18	$10,000	$10,000	$10,000
08/31/18	$10,311	$10,285	$10,201
09/30/18	$10,279	$10,343	$10,210
10/31/18	$9,612	$9,636	$9,757
11/30/18	$9,832	$9,833	$9,898
12/31/18	$9,166	$8,945	$9,434
01/31/19	$9,844	$9,662	$9,910
02/28/19	$10,101	$9,972	$10,095
03/31/19	$10,386	$10,166	$10,290
04/30/19	$10,740	$10,577	$10,540
05/31/19	$10,277	$9,905	$10,208
06/30/19	$10,964	$10,603	$10,690
07/31/19	$11,109	$10,756	$10,794
08/31/19	$11,166	$10,585	$10,796
09/30/19	$11,275	$10,783	$10,894
10/31/19	$11,477	$11,017	$11,050
11/30/19	$11,801	$11,417	$11,292
12/31/19	$12,056	$11,761	$11,494
01/31/20	$12,272	$11,757	$11,578
02/29/20	$11,559	$10,789	$11,086
03/31/20	$10,498	$9,456	$10,268
04/30/20	$11,744	$10,669	$11,070
05/31/20	$12,270	$11,177	$11,394
06/30/20	$12,526	$11,399	$11,558
07/31/20	$13,254	$12,042	$12,020
08/31/20	$14,101	$12,907	$12,512
09/30/20	$13,621	$12,417	$12,224
10/31/20	$13,190	$12,087	$12,009
11/30/20	$14,565	$13,410	$12,828
12/31/20	$15,061	$13,925	$13,131
01/31/21	$14,847	$13,785	$13,013
02/28/21	$14,983	$14,165	$13,158
03/31/21	$15,362	$14,785	$13,451
04/30/21	$16,192	$15,574	$13,943
05/31/21	$16,295	$15,683	$14,022
06/30/21	$16,789	$16,049	$14,258
07/31/21	$17,290	$16,431	$14,526
08/31/21	$17,737	$16,930	$14,846
09/30/21	$16,846	$16,143	$14,463
10/31/21	$17,903	$17,274	$14,955
11/30/21	$17,833	$17,154	$15,066
12/31/21	$18,401	$17,923	$15,310
01/31/22	$17,246	$16,995	$14,524
02/28/22	$16,718	$16,486	$14,331
03/31/22	$16,901	$17,099	$14,648
04/30/22	$15,164	$15,608	$13,525
05/31/22	$15,143	$15,636	$13,653
06/30/22	$13,944	$14,346	$12,861
07/31/22	$15,281	$15,668	$13,637
08/31/22	$14,437	$15,029	$13,230
09/30/22	$12,871	$13,645	$12,321
10/31/22	$13,639	$14,750	$12,789
11/30/22	$14,520	$15,574	$13,047
12/31/22	$13,669	$14,677	$12,834
01/31/23	$14,621	$15,599	$13,336
02/28/23	$14,069	$15,218	$13,003
03/31/23	$14,795	$15,777	$13,423
04/30/23	$14,993	$16,023	$13,581
05/31/23	$14,972	$16,093	$13,558
06/30/23	$15,708	$17,156	$14,082
07/31/23	$16,102	$17,708	$14,350
08/31/23	$15,776	$17,426	$14,175
09/30/23	$14,832	$16,595	$13,624
10/31/23	$14,386	$16,246	$13,367
11/30/23	$15,908	$17,729	$14,339
12/31/23	$16,865	$18,535	$14,950
01/31/24	$17,044	$18,846	$15,085
02/29/24	$17,692	$19,853	$15,488
03/31/24	$18,215	$20,491	$15,851
04/30/24	$17,219	$19,655	$15,296
05/31/24	$18,091	$20,629	$15,866
06/30/24	$18,820	$21,369	$16,280
07/31/24	$19,163	$21,629	$16,557
08/31/24	$19,699	$22,154	$16,892
09/30/24	$20,167	$22,627	$17,199
10/31/24	$19,698	$22,422	$16,936
11/30/24	$20,907	$23,738	$17,610
12/31/24	$20,197	$23,172	$17,240
01/31/25	$20,784	$23,818	$17,564
02/28/25	$20,728	$23,507	$17,578
03/31/25	$19,583	$22,182	$16,988
04/30/25	$19,614	$22,032	$16,946
05/31/25	$20,596	$23,419	$17,534
06/30/25	$21,721	$24,610	$18,185
07/31/25	$22,094	$25,162	$18,411
08/31/25	$22,590	$25,672	$18,724
09/30/25	$23,455	$26,609	$19,219
10/31/25	$23,999	$27,232	$19,537
11/30/25	$24,086	$27,299	$19,614
12/31/25	$23,997	$27,316	$19,610
01/31/26	$24,181	$27,712	$19,789
02/28/26	$24,225	$27,501	$19,828
03/31/26	$22,829	$26,132	$19,098
04/30/26	$24,959	$28,874	$20,304
05/31/26	$26,155	$30,393	$20,992
06/30/26	$25,937	$30,104	$20,884

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 8/2/18
Fund NAV Returns	19.41%	9.09%	12.81%
S&P 500® Index	22.33%	13.41%	14.94%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite	14.84%	7.93%	9.75%

AssetsNet	$ 1,363,684,896
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 2,551,016
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,363,684,896 # of Portfolio Holdings502 Portfolio Turnover Rate3% Investment Advisory Fees Paid, Net$2,551,016
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.8%
Financials	11.1%
Communication Services	9.7%
Consumer Discretionary	8.4%
Health Care	7.9%
Industrials	7.5%
Consumer Staples	4.6%
Other Sectors	7.2%
Other Assets and Liabilities, Net	9.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	8.9%
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	5.9%
Microsoft Corp.	3.8%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
Tesla, Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000168145
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. High Yield Corporate Bond Fund
Trading Symbol	QHY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. High Yield Corporate Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Yield Corporate Bond Fund	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. High Yield Corporate Bond Fund $16,074	Bloomberg U.S. Universal Total Return Index Value Unhedged USD $12,130	Bloomberg U.S. Aggregate Bond Index $11,656	ICE BofA Merrill Lynch U.S. High Yield Index $17,410	WisdomTree U.S. High Yield Corporate Bond Index $16,923
06/30/16	$10,000	$10,000	$10,000	$10,000	$10,000
07/31/16	$10,246	$10,082	$10,063	$10,253	$10,287
08/31/16	$10,453	$10,093	$10,052	$10,481	$10,495
09/30/16	$10,519	$10,096	$10,046	$10,549	$10,552
10/31/16	$10,476	$10,029	$9,969	$10,582	$10,537
11/30/16	$10,439	$9,803	$9,733	$10,540	$10,498
12/31/16	$10,622	$9,832	$9,747	$10,747	$10,718
01/31/17	$10,693	$9,867	$9,766	$10,892	$10,821
02/28/17	$10,849	$9,943	$9,832	$11,062	$10,996
03/31/17	$10,837	$9,940	$9,827	$11,038	$10,977
04/30/17	$10,956	$10,022	$9,902	$11,163	$11,097
05/31/17	$11,031	$10,100	$9,979	$11,263	$11,204
06/30/17	$11,023	$10,091	$9,969	$11,275	$11,214
07/31/17	$11,139	$10,141	$10,011	$11,405	$11,339
08/31/17	$11,118	$10,229	$10,101	$11,402	$11,307
09/30/17	$11,149	$10,193	$10,053	$11,505	$11,385
10/31/17	$11,212	$10,205	$10,059	$11,549	$11,440
11/30/17	$11,178	$10,190	$10,046	$11,518	$11,428
12/31/17	$11,189	$10,235	$10,092	$11,552	$11,457
01/31/18	$11,248	$10,136	$9,976	$11,626	$11,556
02/28/18	$11,156	$10,040	$9,881	$11,517	$11,460
03/31/18	$11,118	$10,091	$9,945	$11,446	$11,405
04/30/18	$11,149	$10,023	$9,871	$11,522	$11,457
05/31/18	$11,165	$10,078	$9,941	$11,521	$11,473
06/30/18	$11,187	$10,063	$9,929	$11,560	$11,507
07/31/18	$11,304	$10,084	$9,931	$11,689	$11,653
08/31/18	$11,388	$10,134	$9,995	$11,774	$11,770
09/30/18	$11,469	$10,091	$9,931	$11,843	$11,831
10/31/18	$11,286	$10,006	$9,852	$11,649	$11,623
11/30/18	$11,235	$10,051	$9,911	$11,543	$11,567
12/31/18	$10,993	$10,209	$10,093	$11,290	$11,288
01/31/19	$11,535	$10,349	$10,200	$11,808	$11,892
02/28/19	$11,747	$10,361	$10,195	$12,008	$12,088
03/31/19	$11,889	$10,548	$10,390	$12,125	$12,216
04/30/19	$12,064	$10,562	$10,393	$12,295	$12,399
05/31/19	$11,895	$10,724	$10,577	$12,139	$12,222
06/30/19	$12,241	$10,876	$10,710	$12,437	$12,567
07/31/19	$12,288	$10,908	$10,734	$12,500	$12,638
08/31/19	$12,358	$11,155	$11,012	$12,549	$12,704
09/30/19	$12,384	$11,107	$10,953	$12,589	$12,732
10/31/19	$12,410	$11,143	$10,986	$12,618	$12,797
11/30/19	$12,474	$11,140	$10,981	$12,652	$12,854
12/31/19	$12,691	$11,157	$10,973	$12,917	$13,108
01/31/20	$12,676	$11,357	$11,184	$12,917	$13,089
02/29/20	$12,458	$11,527	$11,386	$12,717	$12,853
03/31/20	$11,369	$11,302	$11,319	$11,222	$11,539
04/30/20	$11,625	$11,529	$11,520	$11,648	$11,783
05/31/20	$12,122	$11,636	$11,573	$12,181	$12,349
06/30/20	$12,154	$11,733	$11,646	$12,300	$12,408
07/31/20	$12,752	$11,939	$11,820	$12,888	$13,078
08/31/20	$12,851	$11,871	$11,725	$13,014	$13,183
09/30/20	$12,675	$11,849	$11,718	$12,879	$12,994
10/31/20	$12,696	$11,807	$11,666	$12,939	$13,036
11/30/20	$13,185	$11,961	$11,781	$13,457	$13,560
12/31/20	$13,420	$12,002	$11,797	$13,713	$13,802
01/31/21	$13,439	$11,927	$11,712	$13,766	$13,850
02/28/21	$13,439	$11,773	$11,543	$13,814	$13,868
03/31/21	$13,475	$11,636	$11,399	$13,837	$13,897
04/30/21	$13,616	$11,734	$11,489	$13,989	$14,055
05/31/21	$13,655	$11,778	$11,527	$14,030	$14,098
06/30/21	$13,836	$11,864	$11,608	$14,221	$14,302
07/31/21	$13,868	$11,983	$11,737	$14,272	$14,355
08/31/21	$13,964	$11,975	$11,715	$14,350	$14,454
09/30/21	$13,939	$11,873	$11,614	$14,355	$14,427
10/31/21	$13,900	$11,864	$11,610	$14,329	$14,398
11/30/21	$13,733	$11,878	$11,645	$14,182	$14,218
12/31/21	$14,042	$11,870	$11,615	$14,449	$14,557
01/31/22	$13,613	$11,610	$11,365	$14,052	$14,106
02/28/22	$13,475	$11,451	$11,238	$13,926	$13,974
03/31/22	$13,357	$11,144	$10,926	$13,797	$13,856
04/30/22	$12,820	$10,728	$10,511	$13,295	$13,288
05/31/22	$12,919	$10,787	$10,579	$13,328	$13,415
06/30/22	$12,015	$10,572	$10,413	$12,421	$12,411
07/31/22	$12,803	$10,838	$10,667	$13,169	$13,261
08/31/22	$12,418	$10,556	$10,366	$12,854	$12,866
09/30/22	$11,905	$10,101	$9,918	$12,337	$12,295
10/31/22	$12,324	$9,990	$9,790	$12,688	$12,742
11/30/22	$12,525	$10,363	$10,150	$12,925	$12,967
12/31/22	$12,359	$10,328	$10,104	$12,828	$12,798
01/31/23	$12,821	$10,648	$10,415	$13,330	$13,334
02/28/23	$12,568	$10,386	$10,145	$13,157	$13,057
03/31/23	$12,673	$10,630	$10,403	$13,305	$13,174
04/30/23	$12,759	$10,695	$10,466	$13,429	$13,275
05/31/23	$12,544	$10,584	$10,352	$13,306	$13,052
06/30/23	$12,787	$10,568	$10,315	$13,523	$13,329
07/31/23	$12,986	$10,578	$10,308	$13,715	$13,558
08/31/23	$12,975	$10,514	$10,242	$13,754	$13,547
09/30/23	$12,763	$10,264	$9,982	$13,592	$13,328
10/31/23	$12,539	$10,109	$9,824	$13,426	$13,103
11/30/23	$13,169	$10,564	$10,269	$14,037	$13,769
12/31/23	$13,694	$10,965	$10,662	$14,552	$14,326
01/31/24	$13,643	$10,939	$10,633	$14,557	$14,303
02/29/24	$13,607	$10,808	$10,483	$14,600	$14,263
03/31/24	$13,802	$10,808	$10,580	$14,769	$14,468
04/30/24	$13,609	$10,659	$10,312	$14,626	$14,261
05/31/24	$13,705	$10,836	$10,487	$14,792	$14,369
06/30/24	$13,834	$10,935	$10,587	$14,930	$14,517
07/31/24	$14,101	$11,183	$10,834	$15,228	$14,814
08/31/24	$14,346	$11,347	$10,990	$15,470	$15,079
09/30/24	$14,528	$11,503	$11,137	$15,723	$15,273
10/31/24	$14,380	$11,242	$10,860	$15,637	$15,111
11/30/24	$14,573	$11,360	$10,975	$15,813	$15,319
12/31/24	$14,443	$11,189	$10,796	$15,748	$15,190
01/31/25	$14,657	$11,256	$10,853	$15,966	$15,417
02/28/25	$14,768	$11,489	$11,092	$16,069	$15,540
03/31/25	$14,652	$11,486	$11,096	$15,897	$15,413
04/30/25	$14,640	$11,527	$11,140	$15,897	$15,401
05/31/25	$14,923	$11,468	$11,060	$16,164	$15,701
06/30/25	$15,214	$11,647	$11,230	$16,465	$15,972
07/31/25	$15,230	$11,630	$11,200	$16,531	$15,981
08/31/25	$15,433	$11,770	$11,334	$16,729	$16,208
09/30/25	$15,571	$11,895	$11,458	$16,860	$16,371
10/31/25	$15,620	$11,973	$11,529	$16,893	$16,417
11/30/25	$15,733	$12,045	$11,601	$16,971	$16,543
12/31/25	$15,812	$12,037	$11,584	$17,087	$16,624
01/31/26	$15,873	$12,055	$11,596	$17,169	$16,699
02/28/26	$15,921	$12,239	$11,786	$17,188	$16,763
03/31/26	$15,707	$12,020	$11,578	$16,993	$16,518
04/30/26	$15,973	$12,056	$11,591	$17,283	$16,811
05/31/26	$16,058	$12,099	$11,628	$17,365	$16,901
06/30/26	$16,074	$12,130	$11,656	$17,410	$16,923

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	5.65%	3.04%	4.86%
Bloomberg U.S. Universal Total Return Index Value Unhedged USD	4.15%	0.44%	1.95%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA Merrill Lynch U.S. High Yield Index	5.74%	4.13%	5.70%
WisdomTree U.S. High Yield Corporate Bond Index	5.96%	3.42%	5.40%

AssetsNet	$ 238,091,499
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 806,185
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$238,091,499 # of Portfolio Holdings490 Portfolio Turnover Rate88% Investment Advisory Fees Paid, Net$806,185
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Energy	14.9%
Financials	13.7%
Consumer Discretionary	13.7%
Communication Services	12.6%
Industrials	8.7%
Health Care	8.5%
Materials	8.2%
Consumer Staples	4.8%
Real Estate	4.6%
Utilities	3.5%
Other Sectors	3.7%
Other Assets and Liabilities, Net	3.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	1.2%
WESCO Distribution, Inc., 6.63%, due 3/15/2032	0.5%
Snap, Inc., 6.88%, due 3/1/2033	0.5%
WULF Compute LLC, 7.75%, due 10/15/2030	0.5%
EchoStar Corp., 6.75%, due 11/30/2030	0.5%
Post Holdings, Inc., 6.50%, due 3/15/2036	0.5%
DISH DBS Corp., 5.75%, due 12/1/2028	0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10.00%, due 11/15/2029	0.5%
Post Holdings, Inc., 4.63%, due 4/15/2030	0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, due 2/1/2029	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000168144
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Short-Term Corporate Bond Fund
Trading Symbol	QSIG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Short-Term Corporate Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Short-Term Corporate Bond Fund	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree U.S. Short-Term Corporate Bond Fund $12,692	Bloomberg U.S. Aggregate Bond Index $11,656	ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index $13,204	WisdomTree U.S. Short-term Quality Corporate Bond Index $13,117
06/30/16	$10,000	$10,000	$10,000	$10,000
07/31/16	$10,035	$10,063	$10,043	$10,040
08/31/16	$10,030	$10,052	$10,047	$10,046
09/30/16	$10,031	$10,046	$10,056	$10,058
10/31/16	$10,018	$9,969	$10,047	$10,051
11/30/16	$9,947	$9,733	$9,950	$9,984
12/31/16	$9,961	$9,747	$9,970	$10,000
01/31/17	$9,989	$9,766	$10,007	$10,035
02/28/17	$10,025	$9,832	$10,055	$10,069
03/31/17	$10,030	$9,827	$10,065	$10,080
04/30/17	$10,068	$9,902	$10,113	$10,116
05/31/17	$10,103	$9,979	$10,159	$10,153
06/30/17	$10,102	$9,969	$10,159	$10,154
07/31/17	$10,149	$10,011	$10,213	$10,206
08/31/17	$10,172	$10,101	$10,248	$10,232
09/30/17	$10,167	$10,053	$10,238	$10,225
10/31/17	$10,172	$10,059	$10,250	$10,239
11/30/17	$10,139	$10,046	$10,220	$10,211
12/31/17	$10,155	$10,092	$10,233	$10,225
01/31/18	$10,118	$9,976	$10,190	$10,194
02/28/18	$10,084	$9,881	$10,150	$10,162
03/31/18	$10,086	$9,945	$10,152	$10,167
04/30/18	$10,089	$9,871	$10,143	$10,170
05/31/18	$10,130	$9,941	$10,187	$10,214
06/30/18	$10,121	$9,929	$10,178	$10,203
07/31/18	$10,147	$9,931	$10,207	$10,233
08/31/18	$10,196	$9,995	$10,259	$10,284
09/30/18	$10,193	$9,931	$10,255	$10,279
10/31/18	$10,182	$9,852	$10,244	$10,278
11/30/18	$10,184	$9,911	$10,247	$10,284
12/31/18	$10,264	$10,093	$10,335	$10,366
01/31/19	$10,367	$10,200	$10,444	$10,467
02/28/19	$10,398	$10,195	$10,489	$10,499
03/31/19	$10,497	$10,390	$10,607	$10,606
04/30/19	$10,525	$10,393	$10,647	$10,639
05/31/19	$10,587	$10,577	$10,724	$10,708
06/30/19	$10,672	$10,710	$10,834	$10,799
07/31/19	$10,683	$10,734	$10,850	$10,812
08/31/19	$10,776	$11,012	$10,964	$10,909
09/30/19	$10,783	$10,953	$10,967	$10,916
10/31/19	$10,830	$10,986	$11,023	$10,967
11/30/19	$10,836	$10,981	$11,029	$10,986
12/31/19	$10,875	$10,973	$11,074	$11,030
01/31/20	$10,961	$11,184	$11,175	$11,113
02/29/20	$11,029	$11,386	$11,256	$11,187
03/31/20	$10,674	$11,319	$10,811	$10,824
04/30/20	$10,954	$11,520	$11,141	$11,098
05/31/20	$11,090	$11,573	$11,312	$11,237
06/30/20	$11,179	$11,646	$11,442	$11,352
07/31/20	$11,245	$11,820	$11,541	$11,432
08/31/20	$11,261	$11,725	$11,577	$11,458
09/30/20	$11,248	$11,718	$11,567	$11,449
10/31/20	$11,261	$11,666	$11,588	$11,469
11/30/20	$11,318	$11,781	$11,660	$11,525
12/31/20	$11,350	$11,797	$11,706	$11,566
01/31/21	$11,345	$11,712	$11,706	$11,561
02/28/21	$11,325	$11,543	$11,672	$11,540
03/31/21	$11,280	$11,399	$11,644	$11,500
04/30/21	$11,330	$11,489	$11,696	$11,554
05/31/21	$11,369	$11,527	$11,741	$11,598
06/30/21	$11,356	$11,608	$11,734	$11,584
07/31/21	$11,392	$11,737	$11,774	$11,627
08/31/21	$11,383	$11,715	$11,772	$11,619
09/30/21	$11,357	$11,614	$11,747	$11,599
10/31/21	$11,298	$11,610	$11,691	$11,537
11/30/21	$11,269	$11,645	$11,670	$11,509
12/31/21	$11,277	$11,615	$11,666	$11,518
01/31/22	$11,143	$11,365	$11,530	$11,382
02/28/22	$11,062	$11,238	$11,424	$11,301
03/31/22	$10,865	$10,926	$11,181	$11,102
04/30/22	$10,710	$10,511	$11,029	$10,951
05/31/22	$10,801	$10,579	$11,098	$11,043
06/30/22	$10,655	$10,413	$10,968	$10,892
07/31/22	$10,823	$10,667	$11,111	$11,063
08/31/22	$10,688	$10,366	$10,995	$10,929
09/30/22	$10,452	$9,918	$10,746	$10,691
10/31/22	$10,427	$9,790	$10,707	$10,669
11/30/22	$10,651	$10,150	$10,930	$10,890
12/31/22	$10,638	$10,104	$10,954	$10,904
01/31/23	$10,813	$10,415	$11,129	$11,074
02/28/23	$10,674	$10,145	$11,003	$10,943
03/31/23	$10,819	$10,403	$11,141	$11,096
04/30/23	$10,896	$10,466	$11,224	$11,177
05/31/23	$10,847	$10,352	$11,184	$11,129
06/30/23	$10,825	$10,315	$11,154	$11,111
07/31/23	$10,894	$10,308	$11,233	$11,191
08/31/23	$10,901	$10,242	$11,252	$11,202
09/30/23	$10,847	$9,982	$11,200	$11,140
10/31/23	$10,843	$9,824	$11,190	$11,128
11/30/23	$11,078	$10,269	$11,436	$11,381
12/31/23	$11,282	$10,662	$11,644	$11,595
01/31/24	$11,328	$10,633	$11,703	$11,643
02/29/24	$11,267	$10,483	$11,649	$11,589
03/31/24	$11,343	$10,580	$11,723	$11,671
04/30/24	$11,270	$10,312	$11,655	$11,601
05/31/24	$11,379	$10,487	$11,776	$11,715
06/30/24	$11,444	$10,587	$11,843	$11,785
07/31/24	$11,621	$10,834	$12,031	$11,968
08/31/24	$11,747	$10,990	$12,161	$12,099
09/30/24	$11,865	$11,137	$12,287	$12,224
10/31/24	$11,764	$10,860	$12,182	$12,116
11/30/24	$11,836	$10,975	$12,252	$12,190
12/31/24	$11,812	$10,796	$12,242	$12,175
01/31/25	$11,878	$10,853	$12,315	$12,247
02/28/25	$11,986	$11,092	$12,435	$12,359
03/31/25	$12,036	$11,096	$12,484	$12,413
04/30/25	$12,114	$11,140	$12,566	$12,494
05/31/25	$12,137	$11,060	$12,588	$12,520
06/30/25	$12,253	$11,230	$12,706	$12,642
07/31/25	$12,262	$11,200	$12,723	$12,654
08/31/25	$12,390	$11,334	$12,860	$12,786
09/30/25	$12,442	$11,458	$12,915	$12,840
10/31/25	$12,481	$11,529	$12,964	$12,883
11/30/25	$12,545	$11,601	$13,032	$12,954
12/31/25	$12,586	$11,584	$13,074	$13,000
01/31/26	$12,632	$11,596	$13,126	$13,044
02/28/26	$12,698	$11,786	$13,208	$13,119
03/31/26	$12,589	$11,578	$13,089	$13,005
04/30/26	$12,637	$11,591	$13,148	$13,057
05/31/26	$12,675	$11,628	$13,185	$13,097
06/30/26	$12,692	$11,656	$13,204	$13,117

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	3.58%	2.25%	2.41%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index	3.92%	2.39%	2.82%
WisdomTree U.S. Short-term Quality Corporate Bond Index	3.76%	2.52%	2.75%

AssetsNet	$ 53,168,234
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 92,717
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$53,168,234 # of Portfolio Holdings611 Portfolio Turnover Rate37% Investment Advisory Fees Paid, Net$92,717
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	41.5%
Health Care	10.6%
Industrials	7.7%
Information Technology	7.6%
Energy	7.5%
Utilities	7.1%
Consumer Discretionary	5.3%
Consumer Staples	4.4%
Communication Services	3.7%
Materials	1.6%
Other Sectors	0.3%
Other Assets and Liabilities, Net	2.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	1.5%
Goldman Sachs Group, Inc., 5.05%, due 7/23/2030	0.8%
Goldman Sachs Group, Inc., 3.81%, due 4/23/2029	0.6%
Bank of America Corp., 5.20%, due 4/25/2029	0.5%
ONEOK, Inc., 5.65%, due 11/1/2028	0.5%
Elevance Health, Inc., 4.10%, due 3/1/2028	0.5%
Ares Strategic Income Fund, 5.80%, due 9/9/2030	0.5%
L3Harris Technologies, Inc., 4.40%, due 6/15/2028	0.5%
Haleon U.S. Capital LLC, 3.38%, due 3/24/2029	0.5%
Morgan Stanley, 5.17%, due 1/16/2030	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.